Vanguard® California Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.8%)
California (100.2%)
	91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/22	1,050	1,070
	91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/27	2,565	2,709
	91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/28	2,545	2,688
	91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/29	100	106
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,054
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	7,250	7,560
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,053
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,790	1,884
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,120	3,164
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,020	1,035
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,195	1,212
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, ETM	5.000%	7/1/22	555	563
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	1,000	1,014
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	1,265	1,283
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	350	358
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/23	370	391
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/24	395	431
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/25	505	551
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	675	736
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/28	1,150	1,251
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/29	985	1,071
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,405	1,528
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,530	1,787
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/31	495	538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	520	565
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	819
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,092
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,835
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,790
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,275
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,375	2,592
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	2,220	2,273
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	6,350	6,495
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/23	3,265	3,409
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	2,610	2,764
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	150	159
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	2,995
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,660	3,872
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,672
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	150	159
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,365	25,408
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	10,220	8,292
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	125	102
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	6,025	4,458
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	100	104
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	18,136
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	1,025	1,112
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	23,120
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,160	2,468
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	275
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,670	15,341
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,519
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,110	1,245
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	310	354
	Alameda County CA Unified School District GO	4.000%	8/1/28	500	567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	395
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	584
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	537
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	791
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	554
	Alameda County CA Unified School District GO	4.000%	8/1/34	500	553
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,220
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	1,030
	Alameda County CA Unified School District GO	3.000%	8/1/39	2,160	2,211
[5]	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	17,907
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/32	7,000	7,461
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/33	8,415	8,971
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/34	4,640	4,947
	Alameda County Transportation Commission Sales Tax Revenue	4.000%	3/1/22	5,600	5,600
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/22	500	509
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/23	800	843
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/24	1,000	1,083
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,415
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,322
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,755	3,069
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	200	203
[1]	Alvord Unified School District GO	5.000%	8/1/23	530	558
[1,4]	Alvord Unified School District GO	5.900%	2/1/24	2,735	2,905
[1]	Alvord Unified School District GO	5.000%	8/1/24	650	705
[1]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,525
[1]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,648
[1]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,822
[1]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,322
[1]	Alvord Unified School District GO	5.000%	8/1/31	1,750	2,079
[1]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,667
[4]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	9,933
[1,4]	Anaheim CA City School District GO	0.000%	8/1/31	2,775	2,240
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	3,305	3,443
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,500	2,605
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project)	5.000%	10/1/45	175	195
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,370	2,429
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/23	3,250	3,390
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,175	1,285
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	4,100	4,272
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/25	5,280	5,501
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	3,175	3,674
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,290	5,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,035	2,413
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	4,035	4,204
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	500	561
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	11,000	11,461
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	500	560
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	9,755	10,164
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,485	1,663
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	815	912
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	7,390	7,700
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	800	895
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	1,155	1,290
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,830	2,041
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	3,120	3,479
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,250	1,392
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,000	1,113
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,860	3,179
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,300	1,445
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	645	717
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	1,000	1,112
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,385	2,651
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	1,910	2,123
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	5,115	5,685
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	9/1/28	1,820	2,096
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	6,070	5,050
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/22	75	76
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/23	655	688
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	404
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/30	3,000	3,594
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/31	2,265	2,710
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,473
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,298
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	7,460
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	17,816
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	4,870	5,262
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,350	1,459
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	2,950	3,187
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,845	1,994
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,345	1,593
[6,7]	Antioch CA Unified School District GO TOB VRDO	0.260%	3/3/22	10,230	10,230
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,347
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,944
	Arcadia CA Unified School District GO	4.000%	8/1/41	815	884
[1]	Azusa Unified School District GO	0.000%	7/1/27	250	224
[1]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,435
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	509
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	509
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	515	524
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	600	611
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	950	967
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,055	1,074
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,165	1,186
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,000	1,018
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	650	662
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	97
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	114
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	114
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	171
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	113
	Baldwin Park Unified School District GO	4.000%	8/1/34	100	113
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	211
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	210
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	334
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	347
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	462
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	459
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	15,042
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,588
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	993
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	22,770	25,211
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	3,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	33,830	37,405
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	12,545	13,851
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	33,396
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,185	50,861
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,350	19,989
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	20,250	20,933
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	2,675	2,792
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	31,970	32,404
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.500%	4/1/27	10,000	10,001
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.410%	0.610%	4/1/28	11,000	11,018
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.100%	5/1/23	19,000	19,072
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.100%	5/1/23	4,350	4,366
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.300%	4/1/24	6,100	6,184
	Bay Area Toll Authority Highway Revenue, Prere.	4.000%	4/1/22	4,000	4,011
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	6,300	6,323
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	5,030	5,048
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	7,100	7,126
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	5,000	5,221
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,850	8,196
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,645	7,982
[9]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,265
[9]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,875
[9]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/29	1,555	1,817
[9]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/30	1,895	2,250
[9]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/31	2,010	2,419
[9]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/32	1,000	1,221
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/26	685	789
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/28	1,000	1,147
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/29	800	917
[1]	Beaumont Public Improvement Authority Lease Revenue	3.000%	9/1/31	1,100	1,168
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/32	1,460	1,671
[1]	Beaumont Public Improvement Authority Lease Revenue	3.250%	9/1/34	1,000	1,061
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/35	835	953
[1]	Beaumont Public Improvement Authority Lease Revenue	3.375%	9/1/36	1,600	1,696
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/37	1,350	1,537
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/38	1,350	1,536
	Berkeley CA GO	3.000%	9/1/31	1,030	1,075
	Berkeley CA GO	3.000%	9/1/34	415	446
	Berkeley CA GO	3.000%	9/1/36	610	645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	423
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	4,001
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	105	82
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	2,500	2,575
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,500	2,556
[3]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	3,065	2,599
	Brea Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	8/1/24	5,110	5,382
[1]	Brentwood Infrastructure Financing Authority	5.000%	9/2/24	1,000	1,091
[1]	Brentwood Infrastructure Financing Authority	5.000%	9/2/25	1,445	1,576
[1]	Brentwood Infrastructure Financing Authority	5.000%	9/2/26	2,000	2,178
[1]	Brentwood Infrastructure Financing Authority	5.000%	9/2/27	2,375	2,582
[1]	Brentwood Infrastructure Financing Authority	5.000%	9/2/29	1,240	1,347
[1]	Brentwood Infrastructure Financing Authority	5.000%	9/2/30	750	815
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	554
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/30	1,700	1,802
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/31	1,980	2,098
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/32	2,085	2,208
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/33	2,165	2,292
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	2,210	2,338
[10]	Burbank Unified School District GO, 4.500% coupon rate effective 8/1/23	0.000%	8/1/32	3,680	3,827
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,571
	Burlingame School District GO	3.000%	8/1/36	175	185
	Burlingame School District GO	3.000%	8/1/37	155	163
	Burlingame School District GO	3.000%	8/1/38	175	182
	Burlingame School District GO	3.000%	8/1/39	175	181
	Burlingame School District GO	3.000%	8/1/40	235	240
	Burlingame School District GO	3.000%	8/1/41	350	358
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	72,250	79,431
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	128,120	145,975
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/22	1,455	1,463
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/23	525	544
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	569
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	749
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,867
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	1,075	1,216
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	984
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	1,078
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,790
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,673
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	6,000	5,745
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	6,000	6,130
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	450	453
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	340	342
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	400	403
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,210	1,219
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/23	500	515
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,400	2,484
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	4,069
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	641
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	513
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	481
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	548
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	384
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,096
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	700	784
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	566
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	252
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	685
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	509
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,235
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	559
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	506
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	233
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	700	825
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	709
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.375%	6/1/30	115	115
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.750%	6/1/30	200	200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	786
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	560	672
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	595
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	594
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	360
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	540
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,290
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	293
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	718
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	715	788
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	921
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	1,016
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	623
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	557
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,425
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	710
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	1,109
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,150	1,255
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	884
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	1,105
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,227
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	600	654
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	552
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	534
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	313
California Department of Water Resources Water Revenue	5.000%	12/1/22	4,895	5,050
California Department of Water Resources Water Revenue	5.000%	12/1/22	3,250	3,353
California Department of Water Resources Water Revenue	5.000%	12/1/23	1,450	1,548
California Department of Water Resources Water Revenue	5.000%	12/1/25	3,060	3,472
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,510

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,568
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/22	1,105	1,139
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	55	59
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	30	33
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	505	520
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	7,750	7,993
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,045	2,253
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	5	5
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	11
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,489
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	570	681
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,349
California Educational Facilities Authority	5.000%	10/1/26	595	640
California Educational Facilities Authority	5.000%	10/1/29	200	215
California Educational Facilities Authority College & University Revenue	5.000%	10/1/22	125	128
California Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,130	2,189
California Educational Facilities Authority College & University Revenue	5.000%	12/1/22	935	963
California Educational Facilities Authority College & University Revenue	4.000%	1/1/23	1,800	1,847
California Educational Facilities Authority College & University Revenue	5.000%	10/1/23	130	138
California Educational Facilities Authority College & University Revenue	5.000%	11/1/23	1,870	1,990
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	213
California Educational Facilities Authority College & University Revenue	4.000%	1/1/24	1,900	1,998
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	197
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	460	496
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,744
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	957
California Educational Facilities Authority College & University Revenue	4.000%	1/1/25	1,035	1,113
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	110	124
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,375	1,481
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,674
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	790	884

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Educational Facilities Authority College & University Revenue	5.000%	1/1/26	1,020	1,158
California Educational Facilities Authority College & University Revenue	5.000%	4/1/26	475	543
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	260	293
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	110	127
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	813
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,242
California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	1,116
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	250	281
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	1,044
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	222
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	801
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,528
California Educational Facilities Authority College & University Revenue	5.000%	4/1/28	300	361
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	363
California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,240	1,470
California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	525
California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	117
California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,085	1,282
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	485	564
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	542
California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	930	1,096
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	1,030	1,141
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	555	645
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	603
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	1,016
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	108
California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,680
California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,107
California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	531
California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,710
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	658
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	900
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	2,904
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	715
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	1,051
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,418
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,517
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	430	499
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	107
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,562
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,298
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	3,137
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	615
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	1,052
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	554
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	2,060
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	736
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,000	2,727
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,312
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	5,225	7,369
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	25,000	34,990
[6,7]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.200%	3/3/22	3,300	3,300
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,788
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	1,195	1,208
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	380	384
	California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,150	1,163
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/25	1,600	1,800
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,590	3,943
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,350	3,679

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	1/1/26	1,765	2,004
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	1/1/26	1,925	2,186
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	1/1/26	2,000	2,271
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/23	250	263
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/25	305	340
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/27	730	848
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/29	625	745
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	290	351
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	585	694
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/40	845	990
California GO	5.000%	9/1/22	12,920	13,193
California GO	5.250%	9/1/22	6,005	6,139
California GO	5.000%	11/1/22	31,890	32,773
California GO	5.000%	2/1/23	5,240	5,434
California GO	5.000%	8/1/23	11,160	11,774
California GO	5.000%	8/1/23	3,500	3,693
California GO	5.000%	9/1/23	7,110	7,249
California GO	5.000%	9/1/23	10,175	10,764
California GO	5.000%	10/1/23	3,325	3,527
California GO	5.000%	10/1/23	12,595	13,360
California GO	5.000%	10/1/23	1,305	1,384
California GO	5.000%	10/1/23	16,135	17,115
California GO	5.000%	10/1/23	6,770	7,181
California GO	5.000%	11/1/23	20,000	21,269
California GO	5.000%	11/1/23	2,280	2,425
California GO	5.000%	12/1/23	2,550	2,719
California GO	5.000%	2/1/24	11,215	11,621
California GO	5.000%	4/1/24	2,500	2,694
California GO	5.000%	8/1/24	1,510	1,644
California GO	5.000%	8/1/24	1,025	1,116
California GO	5.000%	9/1/24	10,000	10,208
California GO	5.000%	9/1/24	1,150	1,256
California GO	5.000%	9/1/24	5,000	5,459
California GO	4.000%	10/1/24	8,000	8,555
California GO	5.000%	10/1/24	8,725	9,551
California GO	5.000%	10/1/24	10,000	10,946
California GO	5.000%	11/1/24	2,255	2,475
California GO	5.000%	12/1/24	5,000	5,340
California GO	5.500%	2/1/25	8,575	9,595
California GO	4.000%	3/1/25	1,485	1,601
California GO	5.000%	3/1/25	1,735	1,921
California GO	5.000%	4/1/25	38,625	42,880
California GO	5.000%	8/1/25	150	168
California GO	5.000%	8/1/25	1,665	1,866
California GO	5.000%	8/1/25	10,185	11,418
California GO	5.000%	8/1/25	12,430	13,934
California GO	5.000%	9/1/25	2,185	2,230
California GO	5.000%	9/1/25	4,895	5,501
California GO	5.000%	9/1/25	2,190	2,320

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	10/1/25	100	109
California GO	5.000%	10/1/25	13,865	14,478
California GO	5.000%	10/1/25	345	377
California GO	5.000%	10/1/25	2,045	2,303
California GO	5.000%	11/1/25	14,205	15,573
California GO	5.000%	3/1/26	11,030	12,201
California GO	5.000%	4/1/26	5,000	5,704
California GO	5.000%	4/1/26	2,120	2,419
California GO	5.000%	8/1/26	15,300	17,612
California GO	5.000%	8/1/26	20,695	23,822
California GO	5.000%	8/1/26	21,110	24,300
California GO	5.000%	8/1/26	20,000	23,022
California GO	5.000%	9/1/26	720	831
California GO	5.000%	9/1/26	2,700	3,031
California GO	5.000%	9/1/26	5,540	6,391
California GO	5.000%	9/1/26	100	115
California GO	5.000%	10/1/26	16,445	19,013
California GO	5.000%	10/1/26	10,085	11,514
California GO	5.000%	10/1/26	1,270	1,468
California GO	4.000%	11/1/26	2,540	2,829
California GO	5.000%	11/1/26	4,705	5,452
California GO	5.000%	11/1/26	9,160	10,613
California GO	3.500%	8/1/27	26,345	29,046
California GO	5.000%	8/1/27	10,515	12,094
California GO	5.000%	8/1/27	3,160	3,531
California GO	5.000%	8/1/27	225	266
California GO	5.000%	10/1/27	13,915	14,526
California GO	5.000%	10/1/27	8,095	9,590
California GO	5.000%	10/1/27	8,280	9,439
California GO	5.000%	10/1/27	10,140	12,013
California GO	5.000%	11/1/27	100	119
California GO	5.000%	11/1/27	5,175	6,142
California GO	5.000%	11/1/27	25,000	29,673
California GO	5.000%	12/1/27	12,240	14,555
California GO	5.000%	8/1/28	1,905	2,190
California GO	5.000%	8/1/28	6,510	7,272
California GO	5.000%	8/1/28	20,355	23,976
California GO	4.000%	9/1/28	7,000	7,740
California GO	5.000%	9/1/28	17,715	20,412
California GO	5.000%	9/1/28	4,500	5,440
California GO	5.000%	10/1/28	3,010	3,645
California GO	5.000%	10/1/28	15,000	18,163
California GO	5.000%	11/1/28	12,375	14,659
California GO	5.000%	11/1/28	4,165	5,052
California GO	5.000%	12/1/28	7,750	9,417
California GO	3.000%	3/1/29	2,230	2,318
California GO	5.000%	5/1/29	17,945	19,309
California GO	5.000%	8/1/29	10,840	12,458
California GO	5.000%	8/1/29	44,340	50,957
California GO	5.000%	9/1/29	3,225	3,714
California GO	5.000%	9/1/29	9,425	10,855
California GO	5.000%	9/1/29	4,500	5,552
California GO	5.000%	10/1/29	19,290	20,132
California GO	5.000%	10/1/29	18,695	21,296
California GO	5.000%	10/1/29	7,855	9,509
California GO	5.000%	10/1/29	5,000	6,179
California GO	5.000%	11/1/29	5,000	5,317
California GO	5.000%	12/1/29	3,500	4,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	3/1/30	250	276
	California GO	5.000%	5/1/30	13,870	14,915
	California GO	5.000%	8/1/30	19,935	22,901
	California GO	5.000%	8/1/30	6,555	7,530
	California GO	5.000%	9/1/30	9,180	10,272
	California GO	5.000%	9/1/30	3,400	4,279
	California GO	5.250%	9/1/30	5,000	5,308
	California GO	5.000%	10/1/30	5,800	6,313
	California GO	5.000%	10/1/30	1,935	2,392
	California GO	4.000%	11/1/30	14,470	16,276
	California GO	5.000%	11/1/30	9,070	10,717
	California GO	5.000%	11/1/30	15,770	19,908
	California GO	5.000%	12/1/30	3,760	4,009
	California GO	5.000%	12/1/30	2,500	3,161
	California GO	5.000%	4/1/31	12,445	15,843
	California GO	5.000%	5/1/31	13,010	13,982
	California GO	5.000%	8/1/31	10,015	11,019
	California GO	5.000%	8/1/31	22,300	25,608
	California GO	5.250%	8/1/31	5,755	6,479
	California GO	5.000%	9/1/31	5,655	6,508
	California GO	5.000%	9/1/31	5,455	7,000
	California GO	5.000%	10/1/31	5,500	5,982
	California GO	5.000%	10/1/31	9,105	11,224
	California GO	4.000%	11/1/31	15,000	16,829
	California GO	5.000%	11/1/31	1,705	2,013
	California GO	5.000%	11/1/31	5,000	6,303
	California GO	5.000%	11/1/31	4,000	5,043
	California GO	5.000%	12/1/31	6,000	6,394
	California GO	5.000%	12/1/31	1,000	1,143
	California GO	5.000%	3/1/32	1,000	1,239
	California GO	5.000%	4/1/32	15,025	19,444
	California GO	4.000%	8/1/32	545	601
	California GO	5.000%	8/1/32	5,000	5,577
[1]	California GO	5.250%	8/1/32	16,405	21,516
	California GO	5.250%	8/1/32	2,025	2,279
	California GO	4.000%	9/1/32	590	652
	California GO	5.000%	9/1/32	15,110	17,382
	California GO	5.000%	9/1/32	6,000	7,686
	California GO	5.000%	10/1/32	23,535	25,593
	California GO	5.000%	10/1/32	14,000	17,772
	California GO	4.000%	11/1/32	12,175	13,645
	California GO	5.000%	11/1/32	7,080	8,543
	California GO	5.000%	12/1/32	1,000	1,143
	California GO	5.000%	2/1/33	1,760	1,824
	California GO	5.000%	3/1/33	4,395	4,844
	California GO	5.000%	3/1/33	2,500	3,100
	California GO	5.000%	4/1/33	180	219
	California GO	5.000%	4/1/33	13,000	13,931
	California GO	4.000%	8/1/33	15,190	16,749
	California GO	5.000%	8/1/33	1,270	1,457
	California GO	5.000%	8/1/33	3,495	3,782
	California GO	5.000%	8/1/33	515	604
	California GO	4.000%	9/1/33	750	828
	California GO	5.000%	9/1/33	3,830	4,049
	California GO	5.000%	9/1/33	25,075	28,833
	California GO	3.000%	10/1/33	2,150	2,262
	California GO	5.000%	10/1/33	7,000	7,501
	California GO	3.000%	11/1/33	5,000	5,270

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	11/1/33	12,500	13,995
California GO	5.000%	3/1/34	4,000	4,955
California GO	4.000%	8/1/34	18,290	20,159
California GO	5.000%	8/1/34	5,160	6,043
California GO	4.000%	9/1/34	3,400	3,753
California GO	4.000%	9/1/34	26,130	28,843
California GO	5.000%	9/1/34	915	1,022
California GO	5.000%	9/1/34	21,075	24,214
California GO	3.000%	10/1/34	1,150	1,210
California GO	5.000%	10/1/34	9,200	10,000
California GO	4.000%	11/1/34	10,895	12,186
California GO	5.000%	11/1/34	4,000	5,025
California GO	5.000%	12/1/34	5,000	6,292
California GO	5.000%	4/1/35	40,260	43,126
California GO	3.500%	8/1/35	1,185	1,247
California GO	5.000%	8/1/35	9,015	10,327
California GO	5.000%	8/1/35	10,000	11,139
California GO	4.000%	9/1/35	3,490	3,848
California GO	5.000%	9/1/35	9,885	11,348
California GO	3.000%	10/1/35	9,185	9,619
California GO	5.000%	10/1/35	17,500	19,875
California GO	3.000%	11/1/35	1,280	1,346
California GO	4.000%	11/1/35	2,610	3,019
California GO	5.000%	11/1/35	1,000	1,176
California GO	5.000%	11/1/35	3,810	4,481
California GO	5.000%	11/1/35	4,000	5,020
California GO	5.000%	12/1/35	5,000	6,286
California GO	4.000%	3/1/36	22,355	25,571
California GO	5.000%	4/1/36	140	170
California GO	5.000%	4/1/36	16,375	17,537
California GO	3.000%	9/1/36	150	154
California GO	5.000%	9/1/36	10,705	12,279
California GO	3.000%	10/1/36	9,000	9,391
California GO	4.000%	11/1/36	2,150	2,400
California GO	4.000%	11/1/36	5,000	5,769
California GO	5.000%	11/1/36	4,180	4,912
California GO	5.000%	11/1/36	4,000	5,014
California GO	4.000%	3/1/37	25,500	29,135
California GO	5.000%	4/1/37	21,895	23,445
California GO	4.000%	9/1/37	350	355
California GO	5.000%	9/1/37	370	424
California GO	3.000%	10/1/37	8,250	8,587
California GO	4.000%	10/1/37	11,565	13,169
California GO	4.000%	10/1/37	4,695	5,405
California GO	4.000%	11/1/37	5,000	5,767
California GO	5.000%	11/1/37	7,000	8,421
California GO	5.000%	11/1/37	10,050	11,803
California GO	4.000%	3/1/38	17,500	19,959
California GO	5.000%	4/1/38	10,115	10,829
California GO	4.000%	11/1/38	9,000	10,361
California GO	4.000%	10/1/39	18,785	21,317
California GO	4.000%	10/1/39	200	216
California GO	4.000%	10/1/39	1,685	1,932
California GO	4.000%	11/1/39	5,425	6,233
California GO	5.000%	11/1/39	6,250	7,501
California GO	4.000%	3/1/40	9,000	10,230
California GO	3.000%	11/1/40	2,350	2,407
California GO	4.000%	11/1/40	2,740	3,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/41	8,000	10,120
	California GO	4.000%	10/1/41	25,685	29,353
	California GO	3.000%	11/1/41	1,375	1,402
	California GO	4.000%	11/1/41	3,850	4,159
	California GO	4.000%	11/1/45	4,000	4,313
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/22	1,090	1,090
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	875	885
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	260	263
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	175	177
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	365	372
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	560	571
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,250	2,293
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,450	2,511
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,075	2,136
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,500	3,598
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/23	1,705	1,757
[9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	685	711
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	305	320
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	340	347
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	340	359
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,855	1,889
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,500	2,663
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,525	1,567
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,562
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,192
[9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,340	1,429
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	345
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	370	401
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	5,000	5,122
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	850	930
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,175	1,288
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,655	2,910
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,410	7,606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,700	1,751
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,619
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	5,175	5,382
[9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,650	1,807
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	493
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	556
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	3,944
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	5,000	5,122
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	464
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	135	153
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	846
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,555	4,008
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,115
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,509
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,565	2,667
[9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,121
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	534
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	835
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	472
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,948
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	775	846
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	250	291
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,030
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	7,881
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,454
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,699
[9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	315
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	370	430
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	371
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	150	178

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	25	30
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	265	315
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	500	595
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,005	4,105
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,184
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	549
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,059
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,000	3,296
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,500	1,633
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	4,660	4,792
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	612
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	979
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	2,007
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	853
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	350	427
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	853
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,443
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	1,035
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	632
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	654
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	951
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	500	533
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,550	1,684
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,173
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	623
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	1,058
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	195
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	8,169
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	1,009
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,921

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	8,790	9,004
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,755
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	2,205	2,420
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	95	103
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,345
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	225
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	1,981
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,308
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,358
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,349
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	500	635
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	781
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,351
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,360
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,646
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,930	6,505
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,246
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,000	4,921
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	966
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,487
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	273
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,518
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,445
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,241
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	970
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	776
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,935	2,177
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,468
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,650
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	890	976

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,302
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	2,610	2,861
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,973
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,040	3,695
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	10,266
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	2,035
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,708
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	430
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	597
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	460	542
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,639
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,732
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,575
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,295	3,610
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,432
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	24,220	24,906
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,500	3,036
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	3,349
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,790	2,044
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	720
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	110	125
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,489
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,623
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	476
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	4,115
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,887
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,310	3,625
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,930
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	775	940
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,513

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	820	899
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,520	1,603
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	2,154
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,448
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	6,144
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,213
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	1,076
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,498
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	435	511
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,669
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	471
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	700	767
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	5,172
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,020	4,400
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	3,121
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	3,500	3,909
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	19,100	20,800
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	4,230
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	8,710
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	277
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,776
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,672
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	5,015	5,886
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	647
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,710	9,049
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,595	1,748
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,445
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,675	2,981
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,854
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	12,500	13,601

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,749
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,445	3,746
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,545
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	288
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	3,450	3,956
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	6,132
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,234
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	7,908
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	886
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	6,000	6,670
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,360	1,575
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,715
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	5,302
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	311
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	33,170
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,285	6,190
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	800	876
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,600	5,097
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,445	2,733
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,972
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	4,062
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	25,310	28,179
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	420
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	180	196
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	9,426
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,835	2,007
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	1,140	1,219
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	585
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	2,585	2,883
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	886

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	7,781
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,440	1,574
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	400	411
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	5,750	6,332
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	700	826
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,890	5,583
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	779
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,140	1,255
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	12,990	16,176
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	4,435
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	1,485	1,528
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	40,000	41,069
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,000	5,134
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,605	12,893
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	500	533
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	10,498
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	10,000	10,177
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	26,235	29,394
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	25,235	29,513
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.220%	3/3/22	17,565	17,565
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/3/22	22	22
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.260%	3/3/22	7,435	7,435
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.260%	3/3/22	15,500	15,500
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	3/1/22	12,820	12,820
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	3/1/22	4,450	4,450
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	200	206
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	533
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	420	462
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	485	548

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	760	768
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	310	313
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	805	814
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	100	105
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	6,690	7,042
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,995	5,258
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	11/15/25	60	64
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	400	452
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,025	1,158
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	540	610
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	170	192
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,005	1,135
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	20	23
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	5.000%	10/1/25	23,315	26,131
California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	44,974	49,556
California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	6,088	6,876
California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	41,796	46,854
California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	58,732	62,738
California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	41,103	43,297
California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	5,112	4,982
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	616
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	619
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	562
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	676
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	569
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	965
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	910
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	636
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,896
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,982
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	2,137
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,965
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	1,505	1,562
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	18,770	19,480
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	60	62
[8]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.550%	8/1/24	2,500	2,502
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,262
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	843
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,246
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,393
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,295
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,260
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,230
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/24	525	557
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	617
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/26	510	584
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,346
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	693
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	2,082
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,881
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	2,174
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	795
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,203
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	3,003
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,365	1,638
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,510

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	3,247
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/22	455	462
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	2,815	2,956
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	250	263
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/24	610	662
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	922
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	984
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	2,038
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	967
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	683
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,088
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,145
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,920
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,870
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/34	715	776
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/35	750	811
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,650	1,625
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,115	4,394
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	4.000%	10/1/22	1,000	1,019
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/22	1,785	1,829
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/24	1,300	1,425
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/25	1,525	1,722
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,750
California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/23	125	133
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	11,560	11,563
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/22	1,500	1,511
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/23	1,150	1,203
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/24	1,300	1,403
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	12,595	13,733
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,517

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,634
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,423
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,679
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/26	1,075	1,145
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,735
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	7,905	9,145
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	1,500	1,598
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	14,794
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	12,709
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/34	2,285	2,432
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,000	2,127
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	3,226
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,839
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,726
California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	47,254
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	4,000	4,247
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	5,000	5,643
California Municipal Finance Authority College & University Revenue	5.000%	4/1/22	1,000	1,003
California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	350	354
California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	335	343
California Municipal Finance Authority College & University Revenue	5.000%	11/1/22	1,545	1,588
California Municipal Finance Authority College & University Revenue	5.000%	4/1/23	1,285	1,341
California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	625	656
California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	375	397
California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	340	360
California Municipal Finance Authority College & University Revenue	5.000%	11/1/23	1,620	1,722
California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,430
California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	444
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	407
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	298

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	602
California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	707
California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,312
California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,114
California Municipal Finance Authority College & University Revenue	4.000%	10/1/25	100	104
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	340
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	550	612
California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	682
California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,195
California Municipal Finance Authority College & University Revenue	4.000%	10/1/26	375	388
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	341
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	813
California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	734
California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,328
California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,105
California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	3,003
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	1,210	1,407
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	765
California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	564
California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	804
California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	993
California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,254
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,020	1,208
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	599
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	844
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	550	663
California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	575
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	660	693
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	930
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	531

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	614
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	368
California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	900
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	500	525
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	670
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	264
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	654
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	374
California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,166
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,449
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	264
California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	812
California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	975
California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	133
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,362
California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	901
California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	981
California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	133
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	450	526
California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	891
California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,321
California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	166
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	650
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,430
California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	905
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	3,530	3,819
California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	177
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,255
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	262
California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,229
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	193
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	850
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,456
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,208
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	972
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,015	1,153
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	187
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	669
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	725
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	427
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,206
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	991
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	1,005
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	530	602
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	678
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	609
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	970	953
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,599
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	2,096
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,420
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	510	611
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/24	1,610	1,761
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,018
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	866
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,000	1,037
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	2,465	2,561
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,055
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	50	50
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	500	536
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,189
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	1,974
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,082
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	425	463
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	56
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,880
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	650	719
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,613
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,656
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,217
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,106
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	530	591
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	105
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,585
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	114
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,794
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,129
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	475	536
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	105
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,625	1,893
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	830
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	4,300
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,151
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	360	389
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	743
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,159
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	919
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	258
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,689
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,096
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	450	517
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	130
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	998
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,770
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,493
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,422
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	57
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	600	739
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,163
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	896
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,796
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	121
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,808
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,167
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,162
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	2,215
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	4,219
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	550	698
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	1,043
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,715
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,000	1,263
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,738
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,193
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,889
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	1,500	1,884
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,823
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	5,373
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,314
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	2,019
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,912
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	2,000	2,298
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	2,079
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	2,194
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	8,960	10,177
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	201
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	2,038
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	1,955
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,863
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	3,577
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,820	2,062
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	2,000	2,262
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	225	241
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	3,920	4,429
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	100	109
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	569
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/37	250	280
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	726
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,681
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,615
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,725
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	700	774
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	600	663
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	750	829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	1,895	2,095
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,470	3,837
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,655	4,041
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,835	4,240
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,035	4,461
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,000	4,423
	California Municipal Finance Authority Industrial Revenue VRDO	0.060%	3/1/22	36,780	36,780
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/22	390	401
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/23	470	498
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/24	495	536
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	576
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	305
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	327
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	233
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	248
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	220	263
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	196
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	268
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	278
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	294
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	299
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	232
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	765	835
[2]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/31	1,455	1,657
[2]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/36	1,805	2,043
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	700	705
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/22	325	331
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,301
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	400	419
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/23	400	420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	793
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,663
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	555
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,863
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	646
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	449
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,206
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,159
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	573
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,635
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,833
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	466
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,757
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,172
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,724
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	591
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,551
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	719
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,062
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,484
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,476
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	607
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	583
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,501
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,687
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,613
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,611
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,301
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,627
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,928
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,369	13,428
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,852
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,636
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	1,079
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	552
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,588
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	605
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/22	690	699
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/23	150	157
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,099
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,266
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	680
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/37	1,000	1,061
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	581
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	3,294
[6]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	9,634
	California Municipal Finance Authority Resource Recovery Revenue VRDO	0.060%	3/1/22	8,600	8,600
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/31	3,955	4,251
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/32	4,220	4,534
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/33	4,390	4,711
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/40	4,000	4,233
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	245	249
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	290	302
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	500	515
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	408
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	461
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	400	432
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	415	456
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	476
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	400	446
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	492
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	365	412
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,000	1,001
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	554
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	549
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	585
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	733
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	13,329
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	2,950	2,949
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	685	791
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	15,000	4,415
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/22	100	101
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	175	178
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	1,410	1,434
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/23	635	658
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/23	100	105
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	435	457
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	725	762
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	694
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	139
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	491
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	905	976
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	733
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	110
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	421
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	330	366
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	118
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	282
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	126
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	586
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	225	249
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	829
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	160	186
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	310
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	1,050	1,148
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	389
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	331
[6]	California School Finance Authority Charter School Aid Revenue	3.000%	7/1/30	365	362
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	932
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	331
[6]	California School Finance Authority Charter School Aid Revenue	3.000%	6/1/31	2,055	1,965
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	260	274
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,680	3,865
[6]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	710	671
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	512
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	540
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	567
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	325	350
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	2,045	2,248
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	501
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	1,500	1,629
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	1,000	1,144
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	775	795
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	1,655	1,673
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	4,127
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	125	127
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	300	301
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/22	335	340
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/23	345	362
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	343
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	150	165
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	150	168
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	160	183
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	220
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,085
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,279
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	107
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	105	115
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	110	123
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	100	114
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	100	116
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	100	118
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	100	119
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,600	1,750
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/22	135	137
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/23	75	79
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/24	100	109
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/25	25	28
[6]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	28
[6]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	205	230
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	177
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	259
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	245
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	665
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	765	877
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	1,060
	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/31	1,000	1,057
[6,7]	California State Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/3/22	2,810	2,810
[6,7]	California State Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.230%	3/3/22	2,600	2,600
[6,7]	California State Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.270%	3/3/22	3,750	3,750
[2,6,7]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	0.260%	3/3/22	5,290	5,290
	California State Public Works Board	5.000%	9/1/31	1,010	1,097
	California State Public Works Board Intergovernmental Agreement Revenue (Various Capital Projects)	5.000%	4/1/37	5,050	5,068
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,600
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	2,975	2,997
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	4,440	4,473
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/22	9,425	9,528
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/22	3,230	3,299
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	6,250	6,405
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,860	6,006
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	1,500	1,537
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/22	1,195	1,232
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	5,295	5,544
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	3,285	3,488
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	2,350	2,495
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	5,560	5,998
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	2,085	2,249
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	1,500	1,625
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,330	4,719
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	1,955	2,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,497
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	1,000	1,114
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	50	55
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	2,115	2,412
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,716
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,700	1,852
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	7,159
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	3,080
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	7,536
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,847
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,688
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	455	513
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,750	8,040
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,658
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	4,625	5,120
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,865	6,139
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,000	5,976
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	3,000	3,588
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,840	16,299
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	23,850	28,975
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	6,083
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,300
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/29	9,030	9,446
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	13,750	16,759
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	12,260	14,402
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	14,510	17,914
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	2,824
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,382
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	9,500	11,792
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	18,200	22,874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	13,890	17,547
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,432
[1]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,103
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	7,690
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,315
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	14,000	17,653
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	5,025	5,457
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	5,015	5,501
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/33	500	579
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	5,250	6,608
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,000	5,427
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	308
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,290
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	2,977
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	7,500	9,422
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/34	19,120	20,748
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	2,500	3,132
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	25,000	26,735
[9]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	11,250	14,069
[1]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/36	3,480	3,558
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	16,245	17,591
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	1,525	1,585
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/26	1,600	1,663
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/28	2,860	2,969
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,500	2,594
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/32	3,200	3,319
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	1,650	1,711
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	1,600	1,645
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/23	2,765	2,895
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/23	1,035	1,064

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	2,055	2,113
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	10	11
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	6,495
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	3,610	3,712
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/26	3,205	3,659
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	11,567
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	5,803
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,923
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	5,983
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	3,183
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	18,724
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,406
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	16,497
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/30	1,000	1,240
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	5,595	5,999
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/31	1,000	1,263
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,459
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	1,650	1,696
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/31	7,150	7,665
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/32	1,275	1,607
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	5,289
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,625
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	11,465	11,788
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,726
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,729
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	4,670	5,006
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,823
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	771
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	712
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	1,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,280
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	915	968
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,132
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,703
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	845
	California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,064
	California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,064
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	1,010	1,072
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	850	928
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,060	1,187
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,265	1,445
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	1,345	1,565
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,055	1,248
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	2,785	3,345
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/31	2,565	3,128
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/32	4,695	5,707
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	2,350	2,854
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	3,170	3,845
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	3,120	3,775
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	12,610	14,627
[9]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	3,230	3,901
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,461
[9]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,738
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,735	1,995
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,827
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	4,500	5,139
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,000	4,989
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/41	2,560	2,913
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	5,111

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/22	1,545	1,589
California State University College & University Revenue	5.000%	11/1/22	2,500	2,571
California State University College & University Revenue	5.000%	11/1/23	1,500	1,598
California State University College & University Revenue	5.000%	11/1/26	1,400	1,624
California State University College & University Revenue	5.000%	11/1/27	2,155	2,431
California State University College & University Revenue	5.000%	11/1/27	1,500	1,784
California State University College & University Revenue	5.000%	11/1/28	2,635	2,972
California State University College & University Revenue	5.000%	11/1/28	500	609
California State University College & University Revenue	5.000%	11/1/30	1,300	1,480
California State University College & University Revenue	5.000%	11/1/30	600	746
California State University College & University Revenue	5.000%	11/1/31	10,080	11,330
California State University College & University Revenue	5.000%	11/1/31	8,350	9,500
California State University College & University Revenue	5.000%	11/1/31	400	496
California State University College & University Revenue	5.000%	11/1/32	13,145	14,770
California State University College & University Revenue	5.000%	11/1/32	6,180	7,201
California State University College & University Revenue	5.000%	11/1/32	5,335	6,068
California State University College & University Revenue	5.000%	11/1/33	6,270	7,302
California State University College & University Revenue	5.000%	11/1/33	10,155	11,545
California State University College & University Revenue	4.000%	11/1/34	10,045	10,957
California State University College & University Revenue	4.000%	11/1/34	665	784
California State University College & University Revenue	5.000%	11/1/34	5,000	5,820
California State University College & University Revenue	5.000%	11/1/34	8,560	10,378
California State University College & University Revenue	4.000%	11/1/35	11,315	12,333
California State University College & University Revenue	4.000%	11/1/35	580	682
California State University College & University Revenue	5.000%	11/1/35	8,000	9,308
California State University College & University Revenue	5.000%	11/1/35	13,205	14,818
California State University College & University Revenue	5.000%	11/1/35	5,000	6,057
California State University College & University Revenue	3.125%	11/1/36	100	104
California State University College & University Revenue	5.000%	11/1/36	1,435	1,669
California State University College & University Revenue	5.000%	11/1/36	3,050	3,464

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/36	10,555	12,813
California State University College & University Revenue	5.000%	11/1/37	3,895	4,524
California State University College & University Revenue	5.000%	11/1/37	10,465	12,700
California State University College & University Revenue	5.000%	11/1/38	5,495	6,639
California State University College & University Revenue	5.000%	11/1/39	1,725	2,120
California State University College & University Revenue	3.000%	11/1/40	1,720	1,771
California State University College & University Revenue	5.000%	11/1/41	14,815	16,766
California State University College & University Revenue PUT	4.000%	11/1/23	19,435	20,098
California State University College & University Revenue PUT	1.600%	11/1/26	27,025	27,200
California State University College & University Revenue, Prere.	4.000%	11/1/22	10,445	10,670
California State University College & University Revenue, Prere.	4.000%	11/1/22	6,675	6,819
California State University College & University Revenue, Prere.	4.000%	11/1/22	17,275	17,647
California State University College & University Revenue, Prere.	5.000%	11/1/22	20,430	21,005
California State University College & University Revenue, Prere.	5.000%	11/1/24	80	88
California State University College & University Revenue, Prere.	5.000%	11/1/24	155	170
California State University College & University Revenue, Prere.	5.000%	11/1/24	245	269
California State University College & University Revenue, Prere.	5.000%	11/1/24	125	137
California State University College & University Revenue, Prere.	5.000%	11/1/24	440	482
California State University College & University Revenue, Prere.	5.000%	11/1/24	4,920	5,406
California State University College & University Revenue, Prere.	5.000%	11/1/24	8,745	9,609
California State University College & University Revenue, Prere.	5.000%	11/1/24	11,735	12,894
California State University College & University Revenue, Prere.	5.000%	11/1/24	6,050	6,648
California State University College & University Revenue, Prere.	5.000%	11/1/24	6,160	6,769
California State University College & University Revenue, Prere.	5.000%	11/1/24	190	208
California State University College & University Revenue, Prere.	5.000%	11/1/24	6,650	7,307
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	9,505
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	10,070
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	9,035	9,524
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	12,870
California Statewide Communities Development Authority	4.000%	4/1/35	1,545	1,701

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority	4.000%	4/1/36	1,590	1,746
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,739
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,790
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	1,038
California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	7,597
California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	12,309
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	1,500	1,500
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	120	120
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	155	156
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	765	780
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	225	228
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,535	1,597
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	145	151
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	410	428
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	525	547
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	555
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	235	243
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,177
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	215
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	538
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	450	486
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	760	828

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	244
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	848
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	454
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	176
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	831
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	112
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	471
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,100	1,233
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	213
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,070	1,203
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,788
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	524
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	395
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	671
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	201
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,345	1,525
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,254
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	238
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	2,219
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	707
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	185

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,696
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	815	821
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	241
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,205	1,397
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,177
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	288
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,534
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,100	1,314
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	484
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,803
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,137
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	120
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	725	848
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	939
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,875
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,925	2,274
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	542
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,504
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,153
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	365	437
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,660

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	14,865	16,328
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	7,193
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	3,079
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	815
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,218
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	328
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,400	1,626
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,645	3,005
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,624
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,000	1,230
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	2,000	2,364
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	920	1,065
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,040	4,586
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	5,000	5,625
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,858
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	280
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	915	1,123
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	680	685
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,200	2,578
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,625	1,878
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/32	700	731

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,718
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,815	2,092
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	4,000	4,541
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,182
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	383
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	640	784
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	829
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,795	5,443
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,734
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	1,038
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,134
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	686
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,298
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	806
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	725	831
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	204
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	706
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,186
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,050	1,099
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	2,320
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	3,100	3,385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	3,383
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	4,428
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	4,500	4,904
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,754
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	4,620
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,259
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,000	2,172
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,325
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	623
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	1,350	1,404
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	3,300	3,462
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,852
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/22	420	426
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/23	300	315
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	325
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	334
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	372
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	694
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	588
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	834
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/25	2,500	2,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,060
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	21,054
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	14,090	15,953
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,000	12,337
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	205	253
[6,7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.300%	3/3/22	4,875	4,875
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	3/1/22	7,720	7,720
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	3/1/22	30,385	30,385
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/22	250	254
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,050	1,071
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/22	375	385
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	665	700
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/23	275	293
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	800	868
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/24	355	390
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,820	12,054
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	10/1/22	500	514
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/24	395	420
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,365	1,481
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,150	2,333
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,445	3,738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,000	3,255
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,660	5,056
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,575	4,964
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,200	4,557
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,790	4,112
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,500	2,713
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,075	2,251
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	355	390
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	325	357
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	750	823
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,310	1,438
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	700	768
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,040	1,141
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,100	1,207
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,690	1,855
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	2,515	2,534
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,304
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,344
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	2,034
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,211
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,863
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,281
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,258
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	935
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,776
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,778
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,386
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,958
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,235
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	3,376
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	3,370
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	3,363
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,585
[6,7]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.600%	3/3/22	8,000	8,000
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/22	200	206
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/23	400	427
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/24	500	550
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	1,660	1,826
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	900	990
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,756
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,622
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,556
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,452
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	2,885
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,725
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,485	6,329
	Campbell Union School District GO	4.250%	8/1/43	2,625	2,795
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,841
	Carlsbad Unified School District GO	6.125%	8/1/31	145	192
	Carlsbad Unified School District GO	4.000%	5/1/32	575	641
	Carlsbad Unified School District GO	4.000%	5/1/33	720	802
	Carlsbad Unified School District GO	3.000%	8/1/33	300	324
	Carlsbad Unified School District GO	4.000%	5/1/34	685	762
	Carlsbad Unified School District GO	3.000%	8/1/34	500	537
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,163
	Carlsbad Unified School District GO	3.000%	8/1/35	500	535
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,244
	Carlsbad Unified School District GO	3.000%	8/1/36	500	533
	Carlsbad Unified School District GO	3.000%	8/1/37	1,295	1,358
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,472
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,594
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/22	145	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/23	215	226
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/24	160	174
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	140
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/26	150	172
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	265
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	307
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	307
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	375
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	374
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	373
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	435
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,130	1,157
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,170	1,242
[1]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	600	615
	Castro Valley Unified School District GO	4.000%	8/1/33	750	831
	Castro Valley Unified School District GO	4.000%	8/1/34	750	831
	Castro Valley Unified School District GO	4.000%	8/1/35	390	432
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/22	100	101
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	105
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	134
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	136
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	431
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	117
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	473
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	340
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	425
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,107
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	1,220	1,385
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	448
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/22	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/23	225	233
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/24	325	342
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	322
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	326
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	331
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	278
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	281
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	339
[2]	Center Unified School District GO	4.000%	8/1/34	210	239
[2]	Center Unified School District GO	3.000%	8/1/35	950	988
[2]	Center Unified School District GO	3.000%	8/1/36	535	556
[2]	Center Unified School District GO	3.000%	8/1/38	1,310	1,356
[2]	Center Unified School District GO	3.000%	8/1/40	600	614
[1]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,619
[1]	Centinela Valley Union High School District GO	4.000%	8/1/31	1,885	2,062
[1]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,662
[1]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,536
[1]	Centinela Valley Union High School District GO	4.000%	8/1/34	5,465	5,941
[2]	Centinela Valley Union High School District GO	4.000%	8/1/41	2,450	2,636
	Central Unified School District GO	0.000%	8/1/33	300	225
	Central Unified School District GO	0.000%	8/1/34	300	218
	Central Unified School District GO	0.000%	8/1/35	300	211
	Central Unified School District GO	0.000%	8/1/36	235	160
	Central Unified School District GO	0.000%	8/1/37	500	329
	Cerritos Community College District GO	0.000%	8/1/22	500	499
	Cerritos Community College District GO	0.000%	8/1/23	500	492
	Cerritos Community College District GO	4.000%	8/1/30	3,480	3,697
	Cerritos Community College District GO	4.000%	8/1/32	2,260	2,399
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	1,074
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	285	312
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	575	646
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,444
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	9,950	10,904
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	625	701
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,480	1,576
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,191
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	1,500	1,574
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	3,121
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	2,525	2,665
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,500	7,916
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,500	7,916
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	13,000	13,721
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	1,075	1,135
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	2,125	2,243
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	150	163
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	4,700	5,097
	Chaffey Joint Union High School District GO	0.000%	8/1/22	500	498
	Chaffey Joint Union High School District GO	0.000%	8/1/23	600	589
	Chaffey Joint Union High School District GO	0.000%	8/1/24	500	482
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	615
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,289
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	337
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,652
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	740
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	762
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	432
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	669
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	458
	Chico CA Sewer Revenue	5.000%	12/1/25	500	565
	Chico CA Sewer Revenue	5.000%	12/1/26	415	482
	Chico CA Sewer Revenue	5.000%	12/1/27	450	535
	Chico CA Sewer Revenue	5.000%	12/1/28	590	717
	Chico CA Sewer Revenue	5.000%	12/1/29	435	536
	Chico Unified School District GO	4.000%	8/1/22	515	522
	Chico Unified School District GO	4.000%	8/1/28	300	346
	Chico Unified School District GO	5.000%	8/1/29	210	236
	Chico Unified School District GO	4.000%	8/1/30	300	350
	Chico Unified School District GO	5.000%	8/1/30	330	370
	Chico Unified School District GO	5.000%	8/1/31	425	477
	Chico Unified School District GO	4.000%	8/1/32	280	324
	Chico Unified School District GO	5.000%	8/1/32	385	431
	Chico Unified School District GO	4.000%	8/1/33	300	346
	Chico Unified School District GO	5.000%	8/1/33	750	840
	Chico Unified School District GO	4.000%	8/1/34	500	576
	Chico Unified School District GO	4.000%	8/1/36	2,025	2,187
	Chico Unified School District GO	4.000%	8/1/37	2,200	2,377
	Chico Unified School District GO	3.000%	8/1/38	900	936
	Chico Unified School District GO	3.000%	8/1/39	765	789
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,535
	Chico Unified School District GO	4.000%	8/1/41	1,095	1,248
	Chino Community Facilities District Special Tax	4.000%	9/1/36	1,530	1,673
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/24	675	732
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,301
[2]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,275
	Chino Valley Unified School District GO	5.000%	8/1/33	100	125
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	2,081
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,447
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	2,615	2,768
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.250%	9/1/24	3,225	3,415
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/25	3,495	3,712
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/26	3,685	3,913
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,030
[10]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	1,000	1,026
[10]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	3,150	3,231
[2]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,285
[2]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,180
[2]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,610
[2]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	2,077
[2]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,165
[2]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,164
[2]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,525
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,471
[4]	Clovis Unified School District GO	0.000%	8/1/26	450	416
[4]	Clovis Unified School District GO	0.000%	8/1/28	3,250	2,857
[4]	Clovis Unified School District GO	0.000%	8/1/30	12,330	10,254
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,158
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,953
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,395
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,844
[6]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	5,000	4,253
	Coachella Valley Water District COP	4.000%	8/1/38	1,505	1,736
	Coachella Valley Water District COP	4.000%	8/1/39	1,595	1,837
	Coachella Valley Water District COP	4.000%	8/1/40	1,150	1,318
	Coachella Valley Water District COP	4.000%	8/1/41	1,700	1,941
	Coast Community College District GO	3.000%	8/1/38	2,500	2,594
	Coast Community College District GO, Prere.	0.000%	8/1/25	8,000	5,422
	Coast Community College District GO, Prere.	4.000%	8/15/25	15	16
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,370
	Coast Community College District GO, Prere.	5.000%	8/15/25	55	62
[1]	Colton Joint Unified School District GO	5.000%	8/1/23	785	827
[2]	Colton Joint Unified School District GO	4.000%	8/1/34	940	1,022
[2]	Colton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	1,215	1,236
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/22	335	341
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	605	637
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Compton CA Unified School District COP	4.000%	6/1/22	150	151
[2]	Compton CA Unified School District COP	4.000%	6/1/23	215	223
[2]	Compton CA Unified School District COP	4.000%	6/1/24	345	365
[2]	Compton CA Unified School District COP	5.000%	6/1/25	405	450
[2]	Compton CA Unified School District COP	5.000%	6/1/26	475	542
[2]	Compton CA Unified School District COP	5.000%	6/1/27	555	649
[2]	Compton CA Unified School District COP	5.000%	6/1/28	335	389
[2]	Compton CA Unified School District COP	5.000%	6/1/29	275	318
[2]	Compton CA Unified School District COP	5.000%	6/1/31	270	311
[2]	Compton CA Unified School District COP	5.000%	6/1/32	530	609
[2]	Compton CA Unified School District COP	4.000%	6/1/33	250	274
[2]	Compton CA Unified School District COP	4.000%	6/1/34	325	356
[2]	Compton CA Unified School District COP	4.000%	6/1/35	400	438
[2]	Compton CA Unified School District COP	4.000%	6/1/36	400	437
[2]	Compton CA Unified School District COP	4.000%	6/1/38	550	601
[2]	Compton CA Unified School District COP	4.000%	6/1/39	575	627
[2]	Compton CA Unified School District GO	5.000%	6/1/25	785	872
[2]	Compton CA Unified School District GO	5.000%	6/1/26	835	952
[2]	Compton CA Unified School District GO	5.000%	6/1/27	755	883
[2]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,331
[2]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,165
[2]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,430
[2]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,277
[2]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,197
[2]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	730
[2]	Compton Community College District GO, Prere.	5.000%	8/1/25	1,000	1,122
[1]	Conejo Valley Unified School District GO	0.000%	8/1/22	2,750	2,740
[1]	Conejo Valley Unified School District GO	0.000%	8/1/23	2,500	2,454
[1]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,888
[1]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,162
[1]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,134
[1]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,562
[1]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,862
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	5,252
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,437
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	1,144
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	1,032
	Contra Costa Community College District GO	4.000%	8/1/39	2,865	3,032
	Contra Costa Community College District GO, Prere.	4.000%	8/1/22	2,350	2,383
	Contra Costa Community College District GO, Prere.	5.000%	8/1/22	1,000	1,018
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,169
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,225
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,802
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/40	4,435	5,155
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	2,083
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/22	600	607
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/23	2,410	2,530
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,531
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,344
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	6,060	7,056
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	100	110
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,591
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,600	1,666
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,800	1,874
	Contra Costa Water District Water Revenue	5.000%	10/1/32	725	936
	Contra Costa Water District Water Revenue	5.000%	10/1/33	500	644
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,173
[11]	Corona-Norco Unified School District GO	0.000%	8/1/22	1,700	1,695
[11]	Corona-Norco Unified School District GO	0.000%	8/1/23	1,000	983
[11]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,251
[11]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,413
[11]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,353
[11]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,133
	Corona-Norco Unified School District GO	5.000%	8/1/32	200	240
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,766
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,191
	Corona-Norco Unified School District GO	5.000%	8/1/33	350	420
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,186
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,280
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	395
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	563
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	758
	Corona-Norco Unified School District GO	4.000%	8/1/38	800	896
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, ETM	5.000%	9/1/23	500	529
	Corona-Norco Unified School District Special Tax Revenue, ETM	5.000%	9/1/23	1,145	1,212
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,325	1,402
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	2,525	2,672
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,000	1,058
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,590	1,683
[2,6,7]	Cotati-Rohnert Park Unified School District GO TOB VRDO	0.240%	3/3/22	1,305	1,305
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,000	2,111
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,250	2,375
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	2,585	2,443
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	18,800	17,077
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	5,805	5,138
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	16,405	14,834
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	10,000	9,353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	2,146
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	4,238
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/24	600	656
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/25	300	338
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/28	440	534
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/29	205	254
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/32	515	660
	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/33	360	426
[6,7]	Culver City CA Unified School District GO TOB VRDO	0.090%	3/1/22	16,750	16,750
	Cupertino CA COP	4.000%	6/1/25	700	759
	Cupertino CA COP	4.000%	6/1/28	700	801
	Cupertino CA COP	4.000%	6/1/30	865	1,014
	Cupertino Union School District GO	5.000%	8/1/32	480	550
	Cupertino Union School District GO	5.000%	8/1/33	555	635
	Cupertino Union School District GO	5.000%	8/1/34	245	280
	Cupertino Union School District GO, Prere.	5.000%	8/1/23	2,835	2,994
	Cupertino Union School District GO, Prere.	5.000%	8/1/24	100	109
[2]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,488
[2]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,485
[2]	Davis Joint Unified School District GO	3.000%	8/1/34	5,555	5,816
[2]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,816
[2]	Davis Joint Unified School District GO	3.000%	8/1/36	6,630	6,906
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,636
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,524
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/27	1,835	1,893
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/29	410	421
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	2,210	2,280
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,455	2,541
	Desert Community College District GO	4.000%	8/1/33	700	822
	Desert Community College District GO	4.000%	8/1/37	300	334
	Desert Community College District GO	4.000%	8/1/39	500	556
	Desert Community College District GO	4.000%	8/1/41	1,090	1,210
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,172
	Desert Sands Unified School District GO	4.000%	8/1/36	1,440	1,597
	Desert Sands Unified School District GO	4.000%	8/1/37	1,500	1,664
	Desert Sands Unified School District GO	4.000%	8/1/38	1,500	1,662
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	107
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	183
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	190
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	224
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	143
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	138
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	219
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	435
	Dublin CA Special Tax Revenue	3.000%	9/1/24	235	240
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	306
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	261
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	332
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	147
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	592
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	525
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	650
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	691
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/26	425	491
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,178
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,530
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	1,058
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	787
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,766
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,289
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	9,418
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	6,820	7,627
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	3,975	4,435
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	4,015	4,478
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	2,068
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	9,537
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,581
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	9,422
	East Bay Regional Park District GO	5.000%	9/1/28	385	386
[2]	East Side Union High School District GO	5.000%	8/1/22	1,500	1,527
[2]	East Side Union High School District GO	5.000%	8/1/24	1,005	1,095
[2]	East Side Union High School District GO	5.000%	8/1/25	1,150	1,291
[1]	East Side Union High School District GO	0.000%	8/1/27	300	270
[2]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,360
	East Side Union High School District GO	2.000%	8/1/28	7,260	7,384
	East Side Union High School District GO	2.000%	8/1/29	7,880	7,970
[1]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,527
	East Side Union High School District GO	2.000%	8/1/30	6,640	6,671
[1]	East Side Union High School District GO	3.000%	8/1/30	7,255	7,736
	East Side Union High School District GO	2.000%	8/1/31	6,970	6,924
[1]	East Side Union High School District GO	3.000%	8/1/31	7,945	8,419
	East Side Union High School District GO	2.000%	8/1/32	7,320	7,197
[1]	East Side Union High School District GO	3.000%	8/1/32	3,000	3,175
	East Side Union High School District GO	4.000%	8/1/33	1,425	1,555
	East Side Union High School District GO	3.750%	8/1/35	250	260
[1]	East Side Union High School District GO	3.000%	8/1/36	6,945	7,239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/27	300	355
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,700	3,092
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	300	372
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,655	3,034
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	395	499
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/31	5,055	5,772
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	5,195	5,927
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	5,000	5,698
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/36	1,965	2,478
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	500	552
	Eastern Municipal Water District Water Revenue	5.000%	7/1/22	1,045	1,060
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,212
	Eastern Municipal Water District Water Revenue	5.000%	7/1/27	2,455	2,833
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	2,181
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	4,210
	Eastern Municipal Water District Water Revenue	5.000%	7/1/31	2,835	3,261
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	2,964
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	4,367
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,692
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,643
	Eastern Municipal Water District Water Revenue VRDO	0.070%	3/1/22	22,675	22,675
	El Camino Community College District Foundation GO	0.000%	8/1/29	8,110	7,021
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,961
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,707
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,263
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,378
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	2,010
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	700
	El Dorado Irrigation District COP	5.000%	3/1/31	445	554
	El Dorado Irrigation District COP	5.000%	3/1/32	340	423
	El Dorado Irrigation District COP	5.000%	3/1/33	325	404
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	8,460	9,101
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,500	1,614
[1]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,572
[1]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,673
	El Monte Union High School District GO	4.000%	6/1/31	100	111
	El Monte Union High School District GO	4.000%	6/1/32	185	205
	El Monte Union High School District GO	4.000%	6/1/33	285	316
	El Monte Union High School District GO	4.000%	6/1/34	345	382
	El Monte Union High School District GO	4.000%	6/1/35	400	442
	El Monte Union High School District GO	4.000%	6/1/36	705	779
	El Monte Union High School District GO	4.000%	6/1/37	810	895
	El Monte Union High School District GO	4.000%	6/1/38	725	800
	El Monte Union High School District GO	4.000%	6/1/39	1,030	1,136
	El Monte Union High School District GO	4.000%	6/1/40	1,515	1,669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Monte Union High School District GO	4.000%	6/1/41	1,740	1,916
[9]	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/29	780	951
[9]	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/32	700	900
[9]	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	770	986
[9]	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/35	500	635
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/22	425	434
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,239
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,442
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	4,177
[2]	Elk Grove Unified School District COP	3.000%	2/1/37	700	716
	Elk Grove Unified School District GO	5.000%	8/1/28	3,935	4,780
	Elk Grove Unified School District GO	5.000%	8/1/29	4,000	4,965
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,877
	Elk Grove Unified School District GO	4.000%	8/1/31	4,160	4,912
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,225
[6,7]	Elk Grove Unified School District GO TOB VRDO	0.080%	3/1/22	5,480	5,480
	Encinitas CA Special Tax Revenue, Prere.	5.000%	9/1/22	965	985
	Encinitas CA Special Tax Revenue, Prere.	5.000%	9/1/22	770	786
	Escondido CA GO	5.000%	9/1/22	765	782
	Escondido CA GO	5.000%	9/1/23	2,030	2,151
	Escondido CA GO	5.000%	9/1/25	1,000	1,126
[11]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,535
[11]	Evergreen School District GO	0.000%	8/1/26	2,200	2,040
	Evergreen School District GO	4.000%	8/1/34	1,070	1,156
	Evergreen School District GO	4.000%	8/1/35	335	379
	Evergreen School District GO	4.000%	8/1/36	1,870	2,014
	Evergreen School District GO	4.000%	8/1/37	1,050	1,187
[11]	Fairfield CA COP	0.000%	4/1/34	940	696
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	545	595
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,238
[9]	Fairfield-Suisun Unified School District GO	4.000%	8/1/28	1,750	1,963
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,315
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	5,006
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,613
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	5,216
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	5,303
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	5,530
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	7,721	8,393
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	4,785	5,030
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,325	14,202
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,799	15,858
	Folsom Ranch Financing Authority Special Tax Revenue	3.000%	9/1/22	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	106
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	81
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	162
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	185
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	109
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	108
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	108
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	2,071
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	124
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/35	185	200
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/36	200	216
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/37	215	232
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/38	230	248
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/39	165	178
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	183
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	193
	Fontana CA Special Tax Revenue	3.000%	9/1/22	440	443
	Fontana CA Special Tax Revenue	3.000%	9/1/22	420	423
	Fontana CA Special Tax Revenue	3.000%	9/1/23	205	208
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	475
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	256
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	511
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	539
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	118
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,847
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	288
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,933
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	296
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	2,025
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	295
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	307
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	153
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	220
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	273
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	449
	Fontana CA Special Tax Revenue	4.000%	9/1/36	550	599
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	677
	Fontana CA Special Tax Revenue	4.000%	9/1/41	600	651
	Fontana CA Special Tax Revenue	4.000%	9/1/46	500	537
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,200	1,408
	Foothill-De Anza Community College District COP, Prere.	4.000%	10/1/24	500	535
[4,13]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	13,590
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	650
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	9,820
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	1,079
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	2,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	1,050
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	1,072
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,957
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	898
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,556
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	911
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/23	16,430	16,251
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	1,880	1,823
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	385
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	400	456
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	400	465
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	461
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	534
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	445	542
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,384
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,553
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	5,088	5,667
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	30,380	30,901
[1,10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,192
[1,10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/24	0.000%	1/15/31	1,000	1,144
[10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/24	0.000%	1/15/25	2,130	2,137
[10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/24	0.000%	1/15/26	3,000	3,112
[10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/24	0.000%	1/15/27	5,000	5,355
	Foster City CA GO	4.000%	8/1/32	275	306
	Foster City CA GO	3.000%	8/1/33	500	530
	Foster City CA GO	3.000%	8/1/34	600	633
	Foster City CA GO	3.000%	8/1/35	635	666
	Foster City CA GO	4.000%	8/1/36	600	662
	Foster City CA GO	3.000%	8/1/38	950	979
	Foster City CA GO	3.000%	8/1/40	830	844
[1]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,223
[1]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,231
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/36	370	337
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/37	4,425	4,010
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/37	570	625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/38	6,550	5,882
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/38	1,520	1,664
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/39	6,890	6,129
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	1,070	1,141
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	1,415	1,509
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	1,790	1,909
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	2,195	2,341
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	2,630	2,805
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	3,105	3,312
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,337
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/38	2,945	3,368
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,062
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,211
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	540	542
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	2,610	2,717
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	1,710	1,832
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/25	1,600	1,764
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/26	1,650	1,867
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/27	1,315	1,524
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/28	1,495	1,726
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,025	1,181
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/30	745	856
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	3,045	3,490
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/32	1,500	1,716
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/34	2,460	2,812
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/36	2,055	2,344
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/37	1,200	1,368
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/22	225	226
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/23	395	411
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/24	415	443
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	435	479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	455	515
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/27	380	441
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	400	474
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	400	483
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	430	529
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	455	555
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	485	583
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	600
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	567
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	623
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	626
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	738
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	658
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	693
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	614
	Fresno Unified School District GO	4.000%	8/1/28	385	442
	Fresno Unified School District GO	4.000%	8/1/29	550	630
	Fresno Unified School District GO	4.000%	8/1/30	570	651
	Fresno Unified School District GO	4.000%	8/1/31	485	553
	Fresno Unified School District GO	4.000%	8/1/32	385	439
	Fresno Unified School District GO	3.000%	8/1/33	1,000	1,063
	Fresno Unified School District GO	4.000%	8/1/33	665	757
	Fresno Unified School District GO	3.000%	8/1/34	1,815	1,922
	Fresno Unified School District GO	4.000%	8/1/34	450	512
	Fresno Unified School District GO	3.000%	8/1/35	985	1,041
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,684
	Fresno Unified School District GO	4.000%	8/1/35	150	164
	Fresno Unified School District GO	4.000%	8/1/36	670	766
	Fresno Unified School District GO	3.000%	8/1/37	1,125	1,173
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,304
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,141
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,839
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,816
	Fresno Unified School District GO	4.000%	8/1/41	1,955	2,220
[6,7]	Fresno Unified School District GO TOB VRDO	0.260%	3/3/22	2,545	2,545
	Fullerton Community Facilities District No. 1 Special Tax Revenue, Prere.	5.000%	9/1/22	1,000	1,021
	Fullerton Community Facilities District No. 1 Special Tax Revenue, Prere.	5.000%	9/1/22	1,600	1,634
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,630
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,609
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garden Grove Unified School District GO, Prere.	5.000%	8/1/23	3,650	3,855
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,680
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	1,055
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,427
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,532
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,647
[6,7]	Gilroy CA Public Facilities Financing Authority Wastewater Lease (Non-Terminable) Revenue TOB VRDO	0.260%	3/3/22	5,780	5,780
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	2,400	2,535
	Gilroy Unified School District GO	4.000%	8/1/37	400	458
	Gilroy Unified School District GO	4.000%	8/1/38	485	554
	Gilroy Unified School District GO	4.000%	8/1/39	350	399
	Gilroy Unified School District GO	4.000%	8/1/40	750	854
	Gilroy Unified School District GO	4.000%	8/1/41	400	455
	Glendale CA Community College District GO	0.000%	8/1/24	235	225
	Glendale CA Community College District GO	0.000%	8/1/25	365	341
	Glendale CA Community College District GO	0.000%	8/1/26	360	329
	Glendale CA Community College District GO	0.000%	8/1/27	515	459
	Glendale CA Community College District GO	0.000%	8/1/28	780	676
	Glendale CA Community College District GO	0.000%	8/1/29	570	479
	Glendale CA Community College District GO	0.000%	8/1/30	910	749
	Glendale CA Community College District GO	0.000%	8/1/31	900	717
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	776
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,357
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	6,780
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	15,292
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/22	1,575	1,613
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,455
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/24	1,605	1,761
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	11,505	12,443
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	24,625	28,894
[6,7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	0.260%	3/3/22	36,795	36,795
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/22	3,670	3,709
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	8,000	8,397
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/24	4,800	4,663
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	8,570	9,549
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,407
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,795	27,226
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	9,874
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	9,575	10,050
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	4,765	5,001
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	3.250%	6/1/25	250	265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	4.000%	6/1/25	5,180	5,611
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	4.000%	6/1/25	1,170	1,267
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	10,882
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,635
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	4,120
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,375	8,223
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	455	507
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	345	385
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	5,285	6,201
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	19,835	23,795
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	4,700	5,638
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	6,195	7,432
	Grossmont Healthcare District GO	4.000%	7/15/40	40,000	43,298
	Grossmont Union High School District GO	5.000%	8/1/22	1,275	1,298
[1]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,335
[1]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,830
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,286
[1]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,422
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,808
[1]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,373
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	5,924
[4]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	17,097
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	10,815
	Grossmont Union High School District GO	4.000%	8/1/43	3,750	4,204
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	13,232
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	19,208
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/34	505	610
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/35	500	603
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,387
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,416
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	351
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,625
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	666
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	725
[1]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,590
[1]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	2,871
[1]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,665
[1]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,656

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hartnell CA Community College District GO	5.000%	8/1/22	525	535
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	674
	Hartnell CA Community College District GO	4.000%	8/1/37	600	679
	Hartnell CA Community College District GO	3.000%	8/1/38	380	393
	Hartnell CA Community College District GO	3.000%	8/1/39	915	940
	Hartnell CA Community College District GO	3.000%	8/1/40	525	536
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,270
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,362
[1]	Hayward Unified School District GO	0.000%	8/1/26	640	592
[1]	Hayward Unified School District GO	5.000%	8/1/33	850	1,043
[1]	Hayward Unified School District GO	0.000%	8/1/34	150	110
[2]	Hayward Unified School District GO	4.000%	8/1/35	1,830	2,058
[2]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,721
[1]	Hayward Unified School District GO	4.000%	8/1/36	995	1,127
[2]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,515
[1]	Hayward Unified School District GO	4.000%	8/1/37	815	920
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,825
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,732
[1]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,473
[1]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,946
[1]	Hayward Unified School District GO	4.000%	8/1/40	500	523
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	3,774
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,618
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,316
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	5,369
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,500	1,634
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,700	1,851
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	6,676
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/22	500	509
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23	500	526
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	664
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	420
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	1,032
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,359
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	594
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	626
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	389
[1]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,277
[1]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,383
[1]	Hemet Unified School District GO	3.000%	8/1/34	1,330	1,399
[1]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,608
[1]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,737
[1]	Hemet Unified School District GO	3.000%	8/1/38	1,925	2,003
[1]	Hemet Unified School District GO	3.000%	8/1/40	2,220	2,272
[1]	Hemet Unified School District GO	3.000%	8/1/41	2,380	2,432
[2]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/29	1,480	1,621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,095
[2]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/28	1,235	1,352
[4]	Huntington Beach Union High School District GO	0.000%	8/1/31	1,000	805
[4]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	475
[1,13]	Huntington Beach Union High School District GO	0.000%	8/1/34	720	534
[2]	Imperial Community College District GO	0.000%	8/1/22	175	174
[2]	Imperial Community College District GO	0.000%	8/1/23	250	245
[2]	Imperial Community College District GO	0.000%	8/1/24	500	479
[2]	Imperial Community College District GO	0.000%	8/1/25	725	679
[2]	Imperial Community College District GO	0.000%	8/1/26	1,005	919
[2]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,408
[2]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,616
[2]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,644
[4]	Imperial Community College District GO	0.000%	8/1/30	330	272
[11]	Imperial Community College District GO	0.000%	8/1/33	1,210	895
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	525	540
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	1,250	1,285
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/25	1,310	1,476
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/26	2,265	2,623
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/27	500	571
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	701
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,800
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/33	3,000	3,357
[1,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/22	155	156
[1,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/23	180	185
[1,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/24	200	210
[1,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/25	170	181
[1,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/26	185	200
[1,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/27	185	203
[1,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/28	270	299
[1,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/29	305	341
[1,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/30	285	321
[1,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/31	220	250
[1,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/36	600	677
[1,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/41	1,045	1,169
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,195	1,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	750	793
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	780
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/22	405	408
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/23	1,130	1,182
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,777
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	583
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,416
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,188
[2]	Inglewood Unified School District GO	4.000%	8/1/22	1,100	1,115
[2]	Inglewood Unified School District GO	4.000%	8/1/23	450	468
[2]	Inglewood Unified School District GO	4.000%	8/1/24	250	266
[2]	Inglewood Unified School District GO	4.000%	8/1/25	300	326
[2]	Inglewood Unified School District GO	4.000%	8/1/27	250	281
[2]	Inglewood Unified School District GO	5.000%	8/1/28	325	382
[2]	Inglewood Unified School District GO	5.000%	8/1/29	350	409
[2]	Inglewood Unified School District GO	5.000%	8/1/30	400	466
[2]	Inglewood Unified School District GO	5.000%	8/1/33	500	580
[2]	Inglewood Unified School District GO	5.000%	8/1/34	600	696
[2]	Inglewood Unified School District GO	4.000%	8/1/35	500	543
[2]	Inglewood Unified School District GO	4.000%	8/1/37	260	282
[2]	Inglewood Unified School District GO	4.000%	8/1/38	505	547
[2]	Inglewood Unified School District GO	4.000%	8/1/39	750	811
	Irvine CA	4.000%	9/2/22	220	223
	Irvine CA	5.000%	9/2/22	1,125	1,149
	Irvine CA	5.000%	9/2/22	650	663
	Irvine CA	5.000%	9/2/22	1,000	1,021
	Irvine CA	5.000%	9/2/23	200	211
	Irvine CA	5.000%	9/2/23	400	408
	Irvine CA	5.000%	9/2/23	800	844
	Irvine CA	5.000%	9/2/24	200	217
	Irvine CA	5.000%	9/2/24	850	924
	Irvine CA	5.000%	9/2/25	250	279
	Irvine CA	5.000%	9/2/25	450	503
	Irvine CA	4.000%	9/2/26	500	549
	Irvine CA	5.000%	9/2/26	300	344
	Irvine CA	5.000%	9/2/26	800	893
	Irvine CA	5.000%	9/2/27	375	440
	Irvine CA	4.000%	9/2/28	1,425	1,611
	Irvine CA	5.000%	9/2/28	520	622
	Irvine CA	5.000%	9/2/29	500	609
[2]	Irvine CA	4.000%	9/2/30	1,300	1,506
	Irvine CA	5.000%	9/2/30	330	401
[2]	Irvine CA	4.000%	9/2/32	1,000	1,169
[2]	Irvine CA	4.000%	9/2/33	275	321
[2]	Irvine CA	4.000%	9/2/34	565	659
[2]	Irvine CA	4.000%	9/2/35	400	466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Irvine CA	4.000%	9/2/36	250	290
[2]	Irvine CA	4.000%	9/2/37	275	319
[2]	Irvine CA	4.000%	9/2/38	350	406
[2]	Irvine CA	4.000%	9/2/39	500	579
[2]	Irvine CA	4.000%	9/2/41	1,000	1,153
[7]	Irvine CA VRDO	0.040%	3/1/22	6,800	6,800
[7]	Irvine CA VRDO	0.050%	3/1/22	41,050	41,050
[7]	Irvine CA VRDO	0.080%	3/1/22	11,200	11,200
	Irvine Ranch Water District	5.000%	2/1/33	1,000	1,147
	Irvine Ranch Water District	5.000%	2/1/34	2,000	2,292
	Irvine Ranch Water District	5.000%	2/1/35	2,500	2,862
	Irvine Ranch Water District	5.000%	2/1/36	2,665	3,047
	Irvine Ranch Water District COP	5.000%	3/1/32	3,650	4,199
	Irvine Ranch Water District COP	5.000%	3/1/33	2,790	3,198
	Irvine Ranch Water District COP	5.000%	3/1/34	1,300	1,488
	Irvine Ranch Water District COP	5.000%	3/1/36	1,000	1,141
[7]	Irvine Ranch Water District VRDO	0.080%	3/1/22	9,505	9,505
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/23	1,150	1,212
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,225	1,328
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,300	1,483
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	175
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	609
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	437
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	443
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	241
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	230
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	421
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	517
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	604
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,090	1,252
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	287
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	491
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	585
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	299
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	401
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	316
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	565	623
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	302
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	274
[2]	Jefferson Union High School District COP	4.000%	8/1/23	150	156
[2]	Jefferson Union High School District COP	4.000%	8/1/29	90	104
[2]	Jefferson Union High School District COP	4.000%	8/1/30	100	117
[2]	Jefferson Union High School District COP	4.000%	8/1/31	150	175
[2]	Jefferson Union High School District COP	4.000%	8/1/32	100	116
[2]	Jefferson Union High School District COP	4.000%	8/1/33	150	173
[2]	Jefferson Union High School District COP	4.000%	8/1/34	100	115
[2]	Jefferson Union High School District COP	4.000%	8/1/35	355	406
[2]	Jefferson Union High School District COP	4.000%	8/1/36	640	731
[2]	Jefferson Union High School District COP	4.000%	8/1/40	1,025	1,157
[2]	Jefferson Union High School District GO	5.000%	8/1/22	700	713
[2]	Jefferson Union High School District GO	5.000%	8/1/24	875	953
	Jefferson Union High School District GO	4.000%	8/1/33	200	225
	Jefferson Union High School District GO	4.000%	8/1/34	125	140
	Jefferson Union High School District GO	3.000%	8/1/35	150	156
	Jefferson Union High School District GO	3.000%	8/1/36	250	259
	Jefferson Union High School District GO	3.000%	8/1/37	275	285
	Jefferson Union High School District GO	4.000%	8/1/38	365	409
	Jefferson Union High School District GO	4.000%	8/1/39	400	447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson Union High School District GO	4.000%	8/1/40	300	335
	Jurupa Community Services District Special Tax Revenue	3.000%	9/1/23	150	153
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	157
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	213
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	110
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	110
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	109
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/35	170	185
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/37	370	403
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/39	135	147
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/40	140	152
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/45	1,000	1,077
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	1,535	1,566
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	800	816
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,365	1,440
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	725	765
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	620	673
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	790	859
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,923
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	413
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,102
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,914
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	2,093
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	685
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,950	3,992
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	5,279
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	185	198
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,115	3,323
[2]	Kern Community College District COP	3.000%	6/1/33	500	519
[4]	Kern Community College District GO	0.000%	11/1/27	7,375	6,618
	Kern Community College District GO	4.000%	8/1/31	520	606
	Kern Community College District GO	4.000%	8/1/32	445	517
	Kern Community College District GO	4.000%	8/1/33	635	737
	La Canada Unified School District GO	4.000%	8/1/22	275	279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	La Canada Unified School District GO	4.000%	8/1/33	510	587
	La Canada Unified School District GO	4.000%	8/1/38	1,030	1,180
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	169
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	224
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	251
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/32	270	301
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/33	350	389
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/34	350	389
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	272
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	277
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/37	370	410
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/38	425	470
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/39	905	1,004
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/40	1,035	1,147
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/41	1,220	1,350
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), ETM	5.000%	9/1/23	750	794
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	4.000%	9/1/23	50	52
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,250	1,323
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,250	1,323
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,500	1,588
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	6,595	6,980
[1]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	5,200	5,504
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,140	1,245
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,000	1,092
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,535	1,676
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,050	1,146
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	25	27
	La Verne CA COP, Prere.	5.000%	5/15/22	300	306
	La Verne CA COP, Prere.	5.000%	5/15/22	310	316
	La Verne CA COP, Prere.	5.000%	5/15/22	550	560
	La Verne CA COP, Prere.	5.000%	5/15/22	750	764
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/22	590	599
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/23	435	458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	473
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	671
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,498
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,310
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	918
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	2,025
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	1,030
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,142
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,368
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/23	2,190	2,319
	Liberty Union High School District GO	4.000%	8/1/30	750	839
	Liberty Union High School District GO	4.000%	8/1/31	565	630
	Liberty Union High School District GO	4.000%	8/1/32	250	285
	Liberty Union High School District GO	3.000%	8/1/35	670	708
	Liberty Union High School District GO	3.000%	8/1/36	750	787
	Liberty Union High School District GO	3.000%	8/1/37	825	860
	Liberty Union High School District GO	3.000%	8/1/38	900	932
	Liberty Union High School District GO	3.000%	8/1/39	1,000	1,028
	Liberty Union High School District GO	3.000%	8/1/40	1,000	1,020
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,702
	Lincoln CA Special Tax Revenue	4.000%	9/1/22	450	457
	Lincoln CA Special Tax Revenue	4.000%	9/1/23	450	469
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	600	638
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	615
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,143
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,217
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,516
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,545	3,027
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,310	3,924
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,410	4,028
[1]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,485	2,612
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,915
[1]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,450
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/22	1,075	1,095
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/24	1,240	1,350
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,324
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	110
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	383
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	723
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	230	264
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	372
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	554
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	599
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/29	525	618
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/31	575	675
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/32	720	844
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/33	700	819
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/35	600	702
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/24	1,080	1,125
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,202
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	853
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	673
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	539
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	413
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	696
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	476
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	287
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	244
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	760
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	842
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	1,035
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,730
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,287
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,836
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	1,199
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	976
	Lodi CA Unified School District GO	4.000%	8/1/37	2,700	3,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	1,000	1,022
[1]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/25	1,335	1,496
[1]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	1,330	1,599
[1]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	700	839
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/22	260	268
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	8,770
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	166
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	2,025	2,512
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,345	4,276
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,965	2,496
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	11,815	16,103
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.410%	1.749%	11/15/25	16,845	17,090
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.769%	11/15/26	10,025	10,152
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/33	1,035	1,145
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/34	2,000	2,210
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	3,120
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,493
[1]	Long Beach Community College District GO	0.000%	6/1/29	5,420	4,644
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,370
	Long Beach Community College District GO	4.000%	8/1/33	760	844
	Long Beach Community College District GO	4.000%	8/1/33	400	452
	Long Beach Community College District GO	4.000%	8/1/34	600	666
	Long Beach Community College District GO	4.000%	8/1/35	705	794
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,952
	Long Beach Community College District GO	3.000%	8/1/38	3,160	3,237
	Long Beach Community College District GO	3.000%	8/1/39	3,395	3,453
	Long Beach Community College District GO	3.000%	8/1/39	1,115	1,142
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,522
	Long Beach Community College District GO	3.000%	8/1/41	2,460	2,490
[1]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	839
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/24	235	250
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	163
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	166
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	169
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	231
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	233
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	268
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	403
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	458
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	492
[11]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,503
[11]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,337
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,169
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,160
	Long Beach Unified School District GO	3.000%	8/1/34	550	582
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,198
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	2,169
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,920
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	3,177
[6,7]	Long Beach Unified School District GO TOB VRDO	0.230%	3/3/22	2,000	2,000
	Los Angeles CA Community College District GO	5.000%	8/1/22	3,155	3,213
	Los Angeles CA Community College District GO	5.000%	8/1/25	25	28
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	9,600
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,152
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,909
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,535
	Los Angeles CA Community College District GO	4.000%	8/1/35	14,160	15,588
	Los Angeles CA Community College District GO	4.000%	8/1/36	4,915	5,481
	Los Angeles CA Community College District GO	4.000%	8/1/36	10,020	11,021
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	10,167
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,050	1,154
	Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	10,995
	Los Angeles CA Community College District GO	4.000%	8/1/37	6,515	7,255
	Los Angeles CA Community College District GO	4.000%	8/1/38	24,385	26,789
	Los Angeles CA Community College District GO	4.000%	8/1/38	320	352
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	730
	Los Angeles CA Community College District GO	4.000%	8/1/39	9,000	9,879
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	1,000	1,042
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	6,145	6,404
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	14,500	15,447
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	19,225	20,481
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,075	4,341
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,320	4,602
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	5,205	5,545
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,345	40,670
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	12,860	14,005
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,840	9,627
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,455	40,790
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/23	855	903
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/25	1,475	1,602
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/26	1,185	1,289
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	2,138
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	522
[2]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	610
	Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,608
	Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,113
	Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	13,191
	Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,592
	Los Angeles CA Unified School District GO	5.000%	7/1/23	3,860	4,067
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,185	7,570
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,905	7,275
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,275	7,664
	Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	9,580
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,350
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,056
	Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	11,962
	Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	14,251
	Los Angeles CA Unified School District GO	5.000%	7/1/25	505	548
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,639
	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	29,730
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	3,889
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,435
	Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	37,542
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,026
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,026
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	37,623
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	1,846
	Los Angeles CA Unified School District GO	5.000%	7/1/30	8,925	10,982
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,211
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,316
	Los Angeles CA Unified School District GO	5.000%	7/1/30	24,615	26,630
	Los Angeles CA Unified School District GO	4.000%	7/1/31	20,000	23,264
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/31	15,775	18,832
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	5,565
	Los Angeles CA Unified School District GO	3.000%	7/1/32	7,820	8,239
	Los Angeles CA Unified School District GO	4.000%	7/1/32	16,450	19,044
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,577
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,288
	Los Angeles CA Unified School District GO	4.000%	7/1/33	5,300	6,112
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	6,052
	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,000	6,253
	Los Angeles CA Unified School District GO	3.000%	1/1/34	17,750	18,730
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,609
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	11,905
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,600	2,727
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	6,402
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	11,896
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,895
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	3,032
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,660
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	7,086
	Los Angeles CA Unified School District GO	4.000%	7/1/37	7,500	8,585
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,978
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	4.000%	7/1/38	11,285	12,894
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	6,081
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,562
	Los Angeles CA Unified School District GO	4.000%	7/1/39	8,700	9,922
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,583
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,655
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,045	1,117
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/22	2,750	2,780
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	13,090	13,231
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	10,106
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,420	5,681
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	10,880	11,402
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	16,925	17,730
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,546
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,692
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	4,991
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,798
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,329
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,499
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,514
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	7,320
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	8,187
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	4,298
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	4,895
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	175
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,760
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,620
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22	2,895	2,937
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,347
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,273
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	6,793
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	5,886
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	6,021
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	6,149

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	2,675	3,355
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,600	2,039
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/31	7,825	8,293
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	7,122
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	4,690	6,064
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	8,622
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	8,732
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,300	3,867
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	8,963
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,875
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,585	9,025
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	7,144
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	5,888
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	9,077
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,870
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,733
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,886
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	11,464
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,867
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	28,971
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,731
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	11,376
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,721
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,864
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	24,800
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	4,000	4,590
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,350	1,673
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	7,437
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,393
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	7,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,182
	Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,237
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,275	1,316
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,325	1,460
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,101
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,350
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	4,485	5,466
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,241
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	968
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	5,590	7,067
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	150	168
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,700	2,106
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	1,016
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	6,345	7,988
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	1,071
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	6,190	6,942
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,476
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,126
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,473
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,181
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,533
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,242
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	3,000	3,458
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,579
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,302
[9]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,710	3,361
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,621
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,370
[9]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,200	1,488
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	2,970	3,395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,835
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,435
[9]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	2,227
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	5,343
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,506
[9]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,853
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	8,770	10,747
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,581
[9]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,905	2,349
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/22	1,155	1,176
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/23	1,500	1,527
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/24	1,515	1,542
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/25	1,325	1,349
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/31	3,000	3,054
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/22	4,555	4,619
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/23	2,105	2,216
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/24	2,215	2,326
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	2,465	2,742
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,653
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/30	3,060	3,434
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/31	4,300	4,819
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/32	7,225	8,092
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	9,346

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,430	8,308
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	4,232
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/22	1,035	1,044
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,000	1,048
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,420	1,433
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	1,700	1,715
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,500	1,513
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,703
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	575	657
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	85	97
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,241
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	1,670	1,955
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	70	82
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,218
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,300	1,556
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	85	102
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,115	1,167
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,000	1,223
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,343
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	70	85
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,200	1,256
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	788
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	400	444
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,010	1,245
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	5,025	6,263
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,025	1,276
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,000	1,245
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,190	1,245
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	340	412
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	6,000	7,452

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	945	1,196
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,595	8,075
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	2,000	2,476
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	930	1,172
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,000	1,286
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	110	122
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	2,096
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	225	270
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	8,540	10,447
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,785	2,246
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,276
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	250	277
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,075	2,607
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,281
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,712
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,168
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	2,153
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	9,384
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,645
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,620
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,291
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	17,140
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	8,534
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,905
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	4,215
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	10,270
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	7,500	8,518
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,803
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	7,058
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,906

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	8,000	9,076
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	17,317
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	3,058
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	3,104
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	8,000	9,055
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,055	2,271
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	8,707
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	9,992
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,331
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	4,000	4,430
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,000	4,595
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	8,005	9,888
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,500	8,119
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,000	3,769
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	16,535	20,321
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,745
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	21,145	26,098
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	2,630	2,668
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	10,100	10,444
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	851
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	4,800	4,963
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	8,856
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	1,500	1,603
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	10,000	10,683
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	2,065	2,240
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,088
Los Angeles Department of Water & Power System Electric Power & Light Revenue	3.250%	7/1/31	5,000	5,230
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	10,010	11,567
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,625	3,111
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	15,200	15,982

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	7,000	7,477
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,711
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,730	7,187
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	2,190	2,592
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	14,320	15,055
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	3,300	3,578
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,271
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	31,480	34,674
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,791
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	35,550	39,146
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,820
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	20,755	24,838
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,168
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	12,005	13,011
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	7,784
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,362
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	38,460	42,339
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,565	1,761
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,752
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,704
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	24,235
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,181
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,750
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	29,795
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	100	112
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,755	2,219
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,015	5,907
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,760
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	7,740	9,437
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,725	4,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	4,675	5,655
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,672
[6,7]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	0.230%	3/3/22	7,400	7,400
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.040%	3/1/22	20,200	20,200
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.040%	3/1/22	8,500	8,500
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.040%	3/1/22	6,000	6,000
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.070%	3/1/22	22,975	22,975
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/22	1,060	1,075
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/23	5,605	5,679
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	1,395	1,563
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,500	1,521
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,755	1,993
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	6,060	6,883
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	4,690	5,091
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	450	508
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	7,000	7,356
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	6,080	6,598
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,000	5,253
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	6,231
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	5,305	5,755
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	4,500	5,074
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,250	2,536
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	100	113
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,470	1,656
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,614
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	6,480
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,085	1,222
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,015	8,651
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	5,000	5,738
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.030%	3/1/22	2,500	2,500

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.030%	3/1/22	27,900	27,900
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.040%	3/1/22	42,000	42,000
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.050%	3/1/22	12,500	12,500
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.050%	3/1/22	34,325	34,325
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	6,275	6,893
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/25	140	153
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	8,140	9,190
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	5,645
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,798	2,030
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,588
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	7,586	8,793
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	9,468
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	12,409	14,729
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	4,050	4,915
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,185	1,438
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	9,736	11,817
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	11,337
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	3,805
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,000	1,239
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,241	2,778
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,785	4,761
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,258
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,145	2,698
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	1,022
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,683
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	11,456
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,220	6,839
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,331
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	28,255	31,053
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	6,385	7,011
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	11,009
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,973
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	5,494
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/38	105	115
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	4,395
	Los Angeles Unified School District GO	5.000%	7/1/31	5,000	6,391
	Los Angeles Unified School District GO	5.000%	7/1/32	6,260	8,096
	Los Angeles Unified School District GO	5.000%	7/1/33	7,890	10,168
	Los Angeles Unified School District GO	4.000%	7/1/39	10,000	11,603
	Los Angeles Unified School District GO	4.000%	7/1/40	4,050	4,675
	Los Angeles Unified School District GO	4.000%	7/1/41	2,690	3,100
	Los Rios Community College District GO	5.000%	8/1/24	500	545
	Los Rios Community College District GO	5.000%	8/1/26	1,410	1,631
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,306
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,339
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,445
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,494
	Los Rios Community College District GO	4.000%	8/1/33	1,010	1,049
	Los Rios Community College District GO	4.000%	8/1/33	3,150	3,492
	Los Rios Community College District GO	4.000%	8/1/35	3,750	4,139
	Los Rios Community College District GO	4.000%	8/1/35	250	276
	Los Rios Community College District GO	4.000%	8/1/36	700	772
	Los Rios Community College District GO	4.000%	8/1/37	525	579
	Los Rios Community College District GO	4.000%	8/1/38	610	672
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,243
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,401
[4]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,159
[4]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	2,004
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	298
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	426
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	400
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	372
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	622
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,242
	Manteca Unified School District GO	5.000%	8/1/22	1,000	1,018
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,109
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,109
	Marin Community College District GO, Prere.	4.000%	8/1/26	665	737
	Marin Community College District GO, Prere.	4.000%	8/1/27	450	511
	Marin Community College District GO, Prere.	4.000%	8/1/27	800	908
	Marin Community College District GO, Prere.	4.000%	8/1/27	7,660	8,698
	Marin Community College District GO, Prere.	4.000%	8/1/27	2,945	3,344
	Marin Community College District GO, Prere.	4.000%	8/1/27	1,900	2,157
	Marin Community College District GO, Prere.	4.000%	8/1/27	3,030	3,440
	Marin County CA COP	4.000%	11/1/32	200	217
	Marin Healthcare District GO	5.000%	8/1/28	435	488

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marin Healthcare District GO	5.000%	8/1/30	520	584
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,123
	Marin Healthcare District GO	5.000%	8/1/32	1,850	2,077
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,516
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,431
	Marin Healthcare District GO	4.000%	8/1/35	1,750	1,897
	Marin Healthcare District GO	4.000%	8/1/40	20,645	22,340
	Marin Healthcare District GO	4.000%	8/1/45	10,000	10,803
[9]	Marin Municipal Water District	3.000%	6/15/22	970	974
[9]	Marin Municipal Water District	3.000%	6/15/23	2,325	2,378
[9]	Marin Municipal Water District	4.000%	6/15/24	2,400	2,537
[9]	Marin Municipal Water District	4.000%	6/15/25	2,495	2,689
[9]	Marin Municipal Water District	4.000%	6/15/26	2,590	2,840
[9]	Marin Municipal Water District	5.000%	6/15/27	2,705	3,150
[9]	Marin Municipal Water District	5.000%	6/15/28	2,840	3,382
[9]	Marin Municipal Water District	5.000%	6/15/29	2,980	3,622
[9]	Marin Municipal Water District	4.000%	6/15/40	4,140	4,763
	Marin Water District Financing Authority Water Revenue	5.000%	7/1/44	6,000	6,085
	Marina Coast Water District Water Revenue	4.000%	6/1/22	1,090	1,099
	Menifee CA Special Tax	3.000%	9/1/42	550	501
	Menifee Union School District GO	4.000%	8/1/29	165	192
	Menifee Union School District GO	4.000%	8/1/30	200	236
	Menifee Union School District GO	4.000%	8/1/32	250	291
[1]	Menifee Union School District GO	4.000%	8/1/34	350	406
	Menifee Union School District Special Tax	4.000%	9/1/36	500	544
	Menifee Union School District Special Tax	4.000%	9/1/41	800	863
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/22	520	533
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,161
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,403
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/29	400	450
	Mesa Water District COP	5.000%	3/15/28	400	482
	Mesa Water District COP	5.000%	3/15/29	335	413
	Mesa Water District COP	5.000%	3/15/31	250	313
	Mesa Water District COP	5.000%	3/15/32	350	438
	Mesa Water District COP	5.000%	3/15/33	350	437
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	3,325	3,718
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,850
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	1,971
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	11,000	13,737
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,348
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,660	9,549
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/39	1,750	2,148
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,345	12,866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/40	1,750	2,142
	Metropolitan Water District of Southern California Water Revenue VRDO	0.050%	3/1/22	16,295	16,295
	Metropolitan Water District of Southern California Water Revenue VRDO	0.050%	3/1/22	26,355	26,355
	Metropolitan Water District of Southern California Water Revenue VRDO	0.070%	3/1/22	5,010	5,010
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,991
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,795
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,694
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,831
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/29	1,300	1,599
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/30	1,355	1,697
[4]	Modesto High School District GO	0.000%	8/1/26	5,010	4,610
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/22	1,025	1,040
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,654
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	2,064
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,878
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,453
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/31	660	751
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	615	697
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,925
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,435
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,196
[6,7]	Moreno Valley Unified School District Financing Authority GO TOB VRDO	0.260%	3/3/22	7,700	7,700
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/22	685	694
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	761
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	822
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	935
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,051
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,139
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,329
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,557
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	1,027
[2]	Moreno Valley Unified School District GO	4.000%	8/1/34	200	236
[2]	Moreno Valley Unified School District GO	4.000%	8/1/35	250	294
[2]	Moreno Valley Unified School District GO	4.000%	8/1/36	465	546
[2]	Moreno Valley Unified School District GO	4.000%	8/1/37	365	428
[2]	Moreno Valley Unified School District GO	4.000%	8/1/38	325	379
[2]	Moreno Valley Unified School District GO	4.000%	8/1/39	1,470	1,709
[2]	Moreno Valley Unified School District GO	4.000%	8/1/40	825	960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Moreno Valley Unified School District GO	4.000%	8/1/41	1,620	1,883
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	3/1/23	1,330	1,384
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	9/1/23	2,550	2,699
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,430	5,747
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,990	3,165
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	4,315	4,567
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,000	2,117
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,075	5,371
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	446
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	222
	Morgan Hill Unified School District GO	4.000%	8/1/34	250	276
	Morgan Hill Unified School District GO	4.000%	8/1/36	1,240	1,368
	Morgan Hill Unified School District GO	4.000%	8/1/37	745	821
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,890
[10]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,429
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,742
	Mount San Jacinto Community College District GO	4.000%	8/1/38	1,400	1,590
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	1,400	1,584
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/22	180	184
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/23	320	333
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/24	500	528
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/25	340	371
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/26	290	322
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/27	360	405
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/28	430	490
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/29	450	519
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/29	215	248
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/30	550	640
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/30	330	384
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/31	575	667
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/31	400	464
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/32	400	463
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/33	325	375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/34	300	345
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/35	325	373
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/35	1,000	1,148
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/36	315	361
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/37	300	343
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/38	300	342
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/39	275	313
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	350	396
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,256
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,866
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	4,031
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	592
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	414
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	531
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,439
	Mountain View-Whisman School District (School Financing Project) COP, ETM	5.000%	6/1/22	400	404
	Mountain View-Whisman School District GO	5.000%	9/1/26	1,110	1,287
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	305
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	585
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,248
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	660	786
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	195	232
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	315	375
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	18,384
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,350	16,187
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,265	16,066
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	11,360	16,762
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,325	21,137
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	16,100	23,756
	M-S-R Public Power Agency Electric Power & Light Revenue	5.000%	7/1/22	9,025	9,154
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/22	320	325
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/23	850	887
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/23	1,460	1,546
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/24	350	374
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	772
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,544
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/26	1,625	1,796
[1]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	364
[1]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/25	520	576
[1]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/25	465	515
[1]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/25	300	333
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	8,827
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	5,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Napa Valley Unified School District GO	5.000%	8/1/31	205	235
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	4,333
[1]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,619
[1]	Napa Valley Unified School District GO	4.000%	8/1/36	3,175	3,502
[1]	Natomas Unified School District GO	4.000%	8/1/33	860	943
	Natomas Unified School District GO	4.000%	8/1/40	500	523
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,495
	Nevada Joint Union High School District GO	4.000%	8/1/33	1,410	1,589
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	652
	New Haven Unified School District GO	5.000%	8/1/26	4,535	5,239
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,544
	New Haven Unified School District GO	4.000%	8/1/29	100	114
	New Haven Unified School District GO	4.000%	8/1/30	100	114
	New Haven Unified School District GO	4.000%	8/1/31	100	114
	New Haven Unified School District GO	4.000%	8/1/32	100	114
	New Haven Unified School District GO	4.000%	8/1/35	325	368
	New Haven Unified School District GO	4.000%	8/1/36	155	175
	New Haven Unified School District GO	4.000%	8/1/37	300	339
	New Haven Unified School District GO	4.000%	8/1/38	805	908
	New Haven Unified School District GO	5.000%	8/1/40	955	1,057
[1]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,062
[2,9]	Newark CA Unified School District GO	4.000%	8/1/34	1,310	1,506
[2,9]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,299
[2,9]	Newark CA Unified School District GO	4.000%	8/1/38	885	1,006
[2,9]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	1,129
[2,9]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	1,124
	Newport Mesa Unified School District GO	5.000%	8/1/22	1,815	1,848
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,360
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	4,004
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,528
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,228
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	11,146
	Norco CA Special Tax Revenue	5.000%	9/1/22	970	990
	Norco CA Special Tax Revenue	5.000%	9/1/23	1,270	1,345
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,504
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	561
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,866
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	2,071
[2]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	951
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	600	740
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,229
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/34	280	321
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/35	440	505
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,000	1,224
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	855	1,046
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/39	1,565	1,787
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	200	230
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	901
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	250	288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	795
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,250	2,792
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	577
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,479
[2]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,443
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	577
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,472
	North Orange County CA Community College District GO	4.000%	8/1/33	375	432
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,878
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	2,233
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	2,251
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	94,800	99,616
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/22	200	201
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/23	385	403
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/24	695	750
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/25	2,030	2,256
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,468
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,368
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	2,019
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,575
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,900
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,873
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,746
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,972
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,417
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,727
	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	700	371
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	660
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	454
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,487
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	935
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,000	1,029
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,661
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,647
[6,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.230%	3/3/22	10,000	10,000
[6,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.270%	3/3/22	25,500	25,500
	Oakdale Irrigation District Water Revenue	5.000%	8/1/26	240	253
	Oakdale Irrigation District Water Revenue	5.000%	8/1/27	350	369
	Oakdale Irrigation District Water Revenue	5.000%	8/1/29	455	480
	Oakdale Irrigation District Water Revenue	5.000%	8/1/30	415	438
	Oakdale Irrigation District Water Revenue	5.000%	8/1/33	350	369
	Oakdale Irrigation District Water Revenue	5.000%	8/1/34	400	422
	Oakdale Irrigation District Water Revenue	5.000%	8/1/35	300	316
	Oakland CA GO	2.000%	1/15/34	5,505	5,328
	Oakland CA GO	2.000%	1/15/35	4,480	4,308
	Oakland CA GO	2.125%	1/15/36	4,735	4,571
	Oakland CA GO	3.000%	1/15/40	6,580	6,817
	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	1,300	1,324
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	2,325	2,367
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	6,265	6,620
	Oakland Unified School District/Alameda County GO	5.500%	8/1/23	980	1,022
	Oakland Unified School District/Alameda County GO	4.000%	8/1/24	600	638
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	11,375	12,362
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,835	1,994
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,275	1,386
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,375	1,494
	Oakland Unified School District/Alameda County GO	4.000%	8/1/25	175	190
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,850	3,187
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,375	2,660
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	570	637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	1,260	1,408
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	2,835	3,174
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	175	206
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,965	2,313
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,295	1,447
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,160	1,298
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	2,940	3,450
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,210	1,424
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,000	1,117
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,230	1,376
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	140	160
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	6,140	7,022
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	2,060	2,423
	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	1,000	1,116
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	1,800	2,108
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	2,030	2,385
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	100	114
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	480	562
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	5,250	6,163
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	1,480	1,737
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	5,910	6,931
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,470	2,887
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,200	1,402
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	2,540	3,214
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	4,500	4,999
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/34	3,445	4,348
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	5,210	5,784
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/36	7,970	8,831
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/36	6,690	8,412
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	3,465	3,839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,565	1,817
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,496
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	2,355	2,724
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	3,890	4,490
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	6,000	6,105
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,280	4,915
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,645	5,317
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,375	2,656
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,615	2,925
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	1,350	1,510
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,500	2,796
[1]	Oceanside CA Unified School District GO	4.000%	8/1/32	300	357
[2]	Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,715
[1]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	585
[1]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,531
	Oceanside CA Unified School District GO	4.000%	8/1/41	100	108
	Ohlone Community College District GO	5.000%	8/1/22	760	774
	Ohlone Community College District GO	4.000%	8/1/34	3,920	4,314
	Ohlone Community College District GO	4.000%	8/1/35	4,290	4,717
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,412
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	1,285	1,357
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	1,765	1,864
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	2,280	2,407
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	1,400	1,478
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	2,525	2,666
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	2,660	2,809
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	2,205	2,328
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	200	210
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	290	338
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/22	1,230	1,230
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/22	1,260	1,285
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/23	1,290	1,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/23	1,320	1,393
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,491
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	8,341
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,644
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/30	9,925	10,782
	Orange County Water District COP	2.000%	8/15/23	27,720	27,988
	Orange County Water District Water Revenue	5.000%	8/15/32	860	1,068
	Orange County Water District Water Revenue	4.000%	8/15/35	790	910
	Orange County Water District Water Revenue	4.000%	8/15/41	1,100	1,206
	Orange County Water District Water Revenue, Prere.	5.000%	8/15/23	8,000	8,462
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,197
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,292
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,336
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	879
	Oxnard Union High School District GO	4.000%	8/1/23	210	219
	Oxnard Union High School District GO	4.000%	8/1/24	200	213
	Oxnard Union High School District GO	5.000%	8/1/26	850	981
	Oxnard Union High School District GO	5.000%	8/1/27	750	887
	Oxnard Union High School District GO	5.000%	8/1/28	500	591
	Oxnard Union High School District GO	5.000%	8/1/29	850	1,004
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,252
	Oxnard Union High School District GO	4.000%	8/1/31	750	843
	Oxnard Union High School District GO	4.000%	8/1/32	1,000	1,123
	Oxnard Union High School District GO	4.000%	8/1/32	325	372
	Oxnard Union High School District GO	4.000%	8/1/33	375	429
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,285
	Oxnard Union High School District GO	4.000%	8/1/36	750	856
	Oxnard Union High School District GO	4.000%	8/1/37	1,220	1,392
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,856
	Oxnard Union High School District GO	4.000%	8/1/39	1,000	1,137
	Oxnard Union High School District GO	4.000%	8/1/40	1,515	1,721
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	249
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	276
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	331
	Pajaro Valley Unified School District GO	4.000%	8/1/36	250	276
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,351
	Palm Desert CA	2.000%	9/2/22	235	236
	Palm Desert CA	4.000%	9/2/26	670	715
	Palm Desert CA	4.000%	9/2/31	800	876
	Palm Desert CA	4.000%	9/2/37	1,200	1,308
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/24	1,050	1,146
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,075	1,208
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,268
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,395
	Palm Springs Unified School District GO	5.000%	8/1/22	1,565	1,594
	Palm Springs Unified School District GO	4.000%	8/1/31	4,160	4,381
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	675	688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	423
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	725	790
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	740	829
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	616
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	955
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	805
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	430	495
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,559
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,463
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	415	474
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,638
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	856
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	500	570
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,281
	Palo Alto CA	5.000%	9/2/27	1,000	1,019
[6]	Palo Alto CA COP TOB VRDO	0.260%	3/3/22	6,415	6,415
	Palo Alto Unified School District GO	0.000%	8/1/24	15,890	15,385
	Palomar Community College District GO	5.000%	8/1/30	520	611
	Palomar Community College District GO	5.000%	8/1/31	400	469
	Palomar Community College District GO	5.000%	8/1/32	300	352
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,291
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,913
	Palomar Community College District GO, Prere.	5.000%	5/1/25	120	134
	Palomar Community College District GO, Prere.	5.000%	5/1/25	15	17
	Palomar Community College District GO, Prere.	4.000%	8/1/25	2,140	2,330
	Palomar Community College District GO, Prere.	4.000%	8/1/25	2,390	2,602
	Palomar Health COP	5.000%	11/1/23	600	635
	Palomar Health COP	5.000%	11/1/24	665	725
	Palomar Health COP	5.000%	11/1/26	445	511
	Palomar Health COP	5.000%	11/1/27	750	881
	Palomar Health COP	5.000%	11/1/32	4,550	5,276
[4]	Palomar Health GO	0.000%	8/1/22	7,315	7,279
[11]	Palomar Health GO	0.000%	8/1/24	5,130	4,909
[11]	Palomar Health GO	0.000%	8/1/26	1,250	1,141
	Palomar Health GO	5.000%	8/1/26	310	350
[4]	Palomar Health GO	0.000%	8/1/27	16,165	14,282
[11]	Palomar Health GO	0.000%	8/1/27	8,095	7,191
[11]	Palomar Health GO	0.000%	8/1/28	500	432
	Palomar Health GO	5.000%	8/1/28	1,640	1,851
	Palomar Health GO	5.000%	8/1/28	8,570	9,683
[11]	Palomar Health GO	0.000%	8/1/29	7,210	6,039
	Palomar Health GO	5.000%	8/1/29	875	988
	Palomar Health GO	5.000%	8/1/29	4,340	4,904
	Palomar Health GO	4.000%	8/1/30	2,150	2,329
	Palomar Health GO	5.000%	8/1/30	1,130	1,276
	Palomar Health GO	4.000%	8/1/31	1,550	1,678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health GO	5.000%	8/1/31	800	904
	Palomar Health GO	4.000%	8/1/32	5,010	5,422
	Palomar Health GO	5.000%	8/1/33	1,320	1,490
	Palomar Health GO	0.000%	8/1/34	225	156
	Palomar Health GO	4.000%	8/1/34	1,000	1,081
	Palomar Health GO	0.000%	8/1/35	595	398
	Palomar Health GO	4.000%	8/1/35	100	108
	Palomar Health GO	0.000%	8/1/36	510	331
	Palomar Health GO	4.000%	8/1/36	5,015	5,417
	Palomar Health GO	0.000%	8/1/37	1,210	752
	Palomar Health GO	3.000%	8/1/37	250	251
	Palomar Health GO	4.000%	8/1/37	4,195	4,530
[11]	Palomar Health GO	7.000%	8/1/38	3,510	4,727
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,410	2,552
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,606
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,250	2,520
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	2,153
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	395
	Palomar Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	8,895	9,573
[4]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	295
[1]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/22	2,965	3,018
[1]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	2,485	2,622
[4]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	6,050	5,363
[2]	Paramount Unified School District GO	4.000%	8/1/30	70	82
[2]	Paramount Unified School District GO	4.000%	8/1/31	125	145
[2]	Paramount Unified School District GO	4.000%	8/1/32	150	173
[2]	Paramount Unified School District GO	4.000%	8/1/33	145	168
[2]	Paramount Unified School District GO	4.000%	8/1/34	150	173
[2]	Paramount Unified School District GO	4.000%	8/1/35	300	346
[2]	Paramount Unified School District GO	4.000%	8/1/37	390	448
[2]	Paramount Unified School District GO	4.000%	8/1/38	690	790
[2]	Paramount Unified School District GO	4.000%	8/1/39	470	537
[2]	Paramount Unified School District GO	4.000%	8/1/40	450	514
	Pasadena Unified School District GO	5.000%	8/1/24	1,085	1,183
	Pasadena Unified School District GO	5.000%	8/1/25	750	843
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,124
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,174
	Pasadena Unified School District GO	5.000%	8/1/26	510	590
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,217
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	3,695	3,722
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	1,500	1,511
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	2,000	2,015
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	721
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	907
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,208
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,208
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	724
	Peralta Community College District GO	5.000%	8/1/23	1,000	1,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Peralta Community College District GO	5.000%	8/1/25	510	572
	Peralta Community College District GO	5.000%	8/1/25	500	561
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,631
	Peralta Community College District GO	5.000%	8/1/26	650	751
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,660
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,185
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,729
	Peralta Community College District GO	5.000%	8/1/28	555	673
	Peralta Community College District GO	5.000%	8/1/29	2,430	2,629
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,462
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,344
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,512
	Peralta Community College District GO	5.000%	8/1/30	3,380	4,274
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,833
	Peralta Community College District GO	5.000%	8/1/31	1,225	1,577
	Peralta Community College District GO	5.000%	8/1/32	4,340	4,819
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,353
	Peralta Community College District GO	4.000%	8/1/39	1,500	1,600
[4]	Perris Union High School District GO	0.000%	9/1/25	1,130	1,062
	Perris Union High School District GO	4.000%	9/1/30	215	250
	Perris Union High School District GO	4.000%	9/1/31	350	406
	Perris Union High School District GO	4.000%	9/1/33	600	694
	Perris Union High School District GO	3.000%	9/1/36	1,000	1,048
	Perris Union High School District GO	3.000%	9/1/37	1,000	1,046
	Perris Union High School District GO	3.000%	9/1/38	800	833
	Perris Union High School District GO	3.000%	9/1/39	850	877
	Perris Union High School District GO	3.000%	9/1/40	1,000	1,024
	Perris Union High School District GO	2.125%	9/1/41	2,500	2,150
[6,7]	Perris Union High School District GO TOB VRDO	0.230%	3/3/22	800	800
	Piedmont Unified School District GO	3.000%	8/1/39	180	182
	Pittsburg CA Water Revenue	5.000%	8/1/22	250	255
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	928
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	978
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,326
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,398
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,469
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,802
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	139
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	304
[1]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/22	385	394
[1]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/23	500	530
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/24	1,410	1,503
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/25	1,500	1,632
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,600
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	2,881
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/28	2,905	3,323
[1]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/31	180	201
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/22	1,325	1,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/23	2,540	2,684
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/24	1,125	1,227
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	2,007
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	121
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,606
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,591
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	1,050
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,299
[1]	Placer CA Union High School District GO	0.000%	8/1/30	2,400	1,994
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	486
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	1,055
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	586
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	981
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	994
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,161
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,104
	Pleasanton Unified School District GO	4.000%	8/1/36	800	883
	Pomona CA Local or Guaranteed Housing Revenue, ETM	7.600%	5/1/23	1,890	1,973
[2]	Pomona Unified School District GO	5.000%	8/1/22	440	448
[2]	Pomona Unified School District GO	5.000%	8/1/26	450	489
[1]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,281
	Pomona Unified School District GO	4.000%	8/1/37	920	1,058
[1]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,907
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,621
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	2,922
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	4,952
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	2,560	2,790
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	4,126
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/34	3,000	3,292
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/35	2,685	2,945
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/35	1,925	2,097
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/36	2,520	2,762
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	2,162
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/26	2,735	3,164
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,479
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,900
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,119
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/22	100	102
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/23	100	104
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/24	100	109
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/25	150	168
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/26	125	144
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/27	115	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/28	125	150
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/29	150	184
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/30	170	212
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/31	125	145
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/32	150	174
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/33	155	179
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/34	150	173
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/35	235	271
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/36	200	230
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/37	175	201
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/38	220	252
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/39	270	309
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/40	225	257
	Portola Valley School District GO	3.000%	8/1/35	875	939
	Portola Valley School District GO	3.000%	8/1/36	640	681
	Portola Valley School District GO	3.000%	8/1/37	700	739
	Portola Valley School District GO	3.000%	8/1/38	675	705
	Portola Valley School District GO	3.000%	8/1/39	725	751
	Portola Valley School District GO	3.000%	8/1/40	530	544
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/22	2,225	2,253
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/22	3,535	3,651
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/23	3,325	3,493
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,549
	Poway Unified School District GO	5.000%	8/1/27	1,625	1,765
	Poway Unified School District GO	0.000%	8/1/28	9,070	7,989
	Poway Unified School District GO	0.000%	8/1/29	10,310	8,841
	Poway Unified School District GO	0.000%	8/1/30	100	83
	Poway Unified School District GO	4.000%	8/1/30	8,190	8,657
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,921
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,590
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/22	855	869
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22	715	730
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/15/22	435	443
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,180	1,250
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,093
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,662
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	873
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,765	1,980
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,126
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,505	2,885
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	959
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	950	1,022
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	960	1,030
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	975	1,033
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,185	1,270
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,240	1,328
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	950	1,007
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,350	1,445
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,445	1,546
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,530	1,637
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,630	1,743
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	115	116
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	155	156
	Poway Unified School District Special Tax Revenue	3.000%	9/1/23	180	185
	Poway Unified School District Special Tax Revenue	4.000%	9/1/23	130	136
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	160
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	158
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	211
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	356
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	302
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	444
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	424
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	399
[1]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	184
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	422
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	572
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	245
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	816
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	520
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	950
[1]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	591
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	1,100
	Poway Unified School District Special Tax Revenue, ETM	5.000%	9/1/22	455	465
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,565	1,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	990	1,011
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,190	1,215
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	2,515	2,568
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/23	135	137
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/24	150	152
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	168
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	192
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	215
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	262
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	544
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	420
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,850
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	3,048
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,634
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,525
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,864
[1]	Rancho Santiago Community College District GO	0.000%	9/1/30	1,000	832
	Ravenswood CA City School District GO	4.000%	8/1/32	130	149
	Ravenswood CA City School District GO	4.000%	8/1/33	150	172
	Ravenswood CA City School District GO	4.000%	8/1/34	150	172
	Ravenswood CA City School District GO	4.000%	8/1/36	270	309
	Ravenswood CA City School District GO	4.000%	8/1/38	975	1,112
	Ravenswood CA City School District GO	4.000%	8/1/40	590	671
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	395	399
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	1,100	1,112
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	1,000	1,083
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	750	813
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	926
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	814
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,147
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,589
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	962
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/24	300	325
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	418
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,130
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,128
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/30	775	873
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/32	475	535
[4]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	524
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,933
[6,7]	Redwood City Public Facility & Infrastructure Authority Lease (Abatement) Revenue TOB VRDO	0.260%	3/3/22	6,255	6,255
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,161
	Redwood City School District GO	3.000%	8/1/33	1,430	1,517
	Redwood City School District GO	3.000%	8/1/40	1,490	1,525
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,201
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,540
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	560
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	905
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	3,250	3,848
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,370	1,681
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,299
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,759
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,285
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	928
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	5/1/22	1,750	1,760
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/23	1,400	1,466
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	1,000	1,074
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	90	102
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/22	600	616
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/24	600	652
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/25	1,000	1,116
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/26	750	856
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,241
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,450
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,921
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,194
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,439
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,984
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,900
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,089
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,089
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,089
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	2,300	2,505
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,651
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	1,043
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,295	1,343
	Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,200
	Riverside CA Sewer Revenue	5.000%	8/1/24	2,020	2,198
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	690
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,245
	Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	3,233
	Riverside CA Sewer Revenue	5.000%	8/1/32	6,675	7,440
	Riverside Community College District GO	3.000%	8/1/33	770	832
	Riverside Community College District GO	4.000%	8/1/34	3,630	4,198
	Riverside Community College District GO	3.000%	8/1/35	725	772
	Riverside Community College District GO	3.000%	8/1/36	1,000	1,057
	Riverside Community College District GO	3.000%	8/1/36	2,000	2,113
	Riverside Community College District GO	3.000%	8/1/37	2,125	2,229
	Riverside Community College District GO	3.000%	8/1/38	1,890	1,966
	Riverside Community College District GO	3.000%	8/1/38	3,665	3,813
	Riverside Community College District GO	3.000%	8/1/39	2,110	2,177
	Riverside Community College District GO	3.000%	8/1/39	3,500	3,611
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,396
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,368
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,461
[4]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,234
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	566
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,207
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,292
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	2,161
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,248
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/37	1,000	1,118
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), ETM	5.000%	11/1/22	1,800	1,851
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), ETM	5.000%	11/1/23	2,100	2,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), ETM	5.000%	11/1/24	2,060	2,262
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	595	653
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	11,160
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	10,620	11,990
[6,7]	Riverside County Public Financing Authority Lease (Abatement) Revenue TOB VRDO	0.260%	3/3/22	7,500	7,500
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	1,830	1,867
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	350	358
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	2,445	2,581
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	4,154
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,434
[2,6,7]	Riverside County Public Financing Authority Tax Allocation Revenue TOB VRDO	0.250%	3/3/22	2,420	2,420
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,320	1,352
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	375	384
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,905	2,018
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	2,005	2,189
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,619
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,301
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	520	599
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	750	862
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	3,201
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,360
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	590	677
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,344
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	3.000%	10/1/35	340	347
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/37	1,015	1,165
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	875	978
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,862
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	2,984

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,973
Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,446
Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,580	1,785
Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,595	1,796
Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,865	2,095
Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,400	2,691
Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,912
Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/22	2,500	2,496
Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/23	3,630	3,579
Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/24	6,985	6,762
Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,158
Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,075	4,290
Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,158
Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	2,000	2,105
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/22	560	576
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/23	325	346
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/24	300	329
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	338
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	434
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/27	480	570
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/28	565	686
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/29	360	438
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	765
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	721
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	662
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	766
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	784
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,326
Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,126
Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,750	1,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,385	1,512
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,378
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,139
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,150
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,410	1,440
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,555	1,588
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,615	1,649
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,710	1,746
	Riverside Unified School District GO	4.000%	8/1/29	850	955
	Riverside Unified School District GO	4.000%	8/1/30	850	952
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,395
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,266
	Riverside Unified School District GO	4.000%	8/1/35	2,110	2,350
	Riverside Unified School District GO	3.000%	8/1/36	2,000	2,085
	Riverside Unified School District GO	3.000%	8/1/37	2,000	2,073
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,380
	Riverside Unified School District GO	3.000%	8/1/39	5,000	5,118
	Riverside Unified School District GO	3.000%	8/1/40	7,500	7,631
	Riverside Unified School District GO	4.000%	8/1/42	1,480	1,636
[4]	Rocklin Unified School District GO	0.000%	8/1/23	7,030	6,914
[4]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,862
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	108
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	110
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	111
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	109
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	109
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	109
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	109
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	125
	Romoland School District Special Tax Revenue	4.000%	9/1/40	555	601
	Romoland School District Special Tax Revenue	4.000%	9/1/45	750	807
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/29	330	383
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/30	200	231
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/32	250	289
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/33	350	405
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/34	250	289
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/36	4,530	4,952
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	770	839
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	530	577
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	1,310	1,427
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	1,000	1,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	3,425	3,730
	Roseville CA Special Tax	4.000%	9/1/36	750	818
	Roseville CA Special Tax	4.000%	9/1/36	485	529
	Roseville CA Special Tax	4.000%	9/1/41	2,290	2,482
	Roseville CA Special Tax	4.000%	9/1/41	500	542
	Roseville CA Special Tax Revenue	3.000%	9/1/23	30	31
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	58
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	53
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	118
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	107
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	238
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	130
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	224
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	224
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	220
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	264
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	136
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	94
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	182
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	291
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	272
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	625
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	548
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,391
	Roseville CA Special Tax Revenue	4.000%	9/1/37	225	246
	Roseville CA Special Tax Revenue	4.000%	9/1/40	750	810
	Roseville CA Special Tax Revenue	4.000%	9/1/41	765	832
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	332
	Roseville Finance Authority Special Tax Revenue	4.000%	9/1/22	1,000	1,017
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/23	550	583
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/24	1,100	1,200
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,301
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	883
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,352
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	3,134
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	283
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	346
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	567
[2]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,898
	Roseville Joint Union High School District GO	0.000%	8/1/23	275	270
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	559
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	525
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	463
	Roseville Joint Union High School District GO	5.000%	8/1/27	185	216
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	431
[1]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,753
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	896
	Roseville Joint Union High School District GO	5.000%	8/1/29	200	233
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	788
	Roseville Joint Union High School District GO	5.000%	8/1/30	300	349
[1]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,491
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,189
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	1,115	1,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	522
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	670	781
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/22	445	456
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/24	300	329
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/26	280	306
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/27	650	710
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/28	250	272
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/29	500	544
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/31	1,160	1,261
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/33	1,280	1,391
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/34	1,340	1,455
	Sacramento CA City Unified School District GO	5.000%	7/1/22	380	385
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/22	940	953
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/22	750	760
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/23	1,575	1,659
	Sacramento CA City Unified School District GO	5.000%	8/1/23	455	478
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	529
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	653
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/27	345	386
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	239
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/28	220	246
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/30	385	429
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/31	655	664
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/34	100	111
[6,7]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.230%	3/3/22	2,000	2,000
[6,7]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.260%	3/3/22	7,500	7,500
	Sacramento CA Special Tax Revenue	3.000%	9/1/23	220	223
	Sacramento CA Special Tax Revenue	3.000%	9/1/24	395	403
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	543
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	696
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	285
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	240
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	344
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	611
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	719
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	4,313
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,883
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,451
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,088
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,340
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,867
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,630
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,150
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,458
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,768

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,331
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,799
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,499
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,594
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	3,210	3,400
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,466
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	1,943
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,652
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	13,972
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	3,910
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,833
[1]	Sacramento City Unified School District GO	4.000%	7/1/28	625	707
[1]	Sacramento City Unified School District GO	4.000%	7/1/29	230	264
[1]	Sacramento City Unified School District GO	4.000%	8/1/29	200	229
[1]	Sacramento City Unified School District GO	4.000%	8/1/30	200	232
[1]	Sacramento City Unified School District GO	4.000%	8/1/31	220	255
[1]	Sacramento City Unified School District GO	4.000%	8/1/33	200	231
[1]	Sacramento City Unified School District GO	4.000%	8/1/34	605	698
[1]	Sacramento City Unified School District GO	4.000%	8/1/35	450	518
[1]	Sacramento City Unified School District GO	4.000%	8/1/37	1,000	1,147
[1]	Sacramento City Unified School District GO	4.000%	8/1/39	2,000	2,279
[1]	Sacramento City Unified School District GO	4.000%	8/1/41	1,700	1,922
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	520	528
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	380	385
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	465	489
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	1,000	1,051
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	965	1,015
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	345	363
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	600	650
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,084
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,195	1,295
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	245	266
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,311
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	898
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,311
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,646
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,515
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,612
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,235
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,166
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	2,116
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,678
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	595
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	595
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,734
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,280	1,521
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,250	1,485
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	4,038
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	593
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,185
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,175	1,390
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	787
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,787
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	887
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,133
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,265
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,475
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,983
[2]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	1,083
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,470
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,259
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	595	603
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	1,000	1,014
[1]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,669
[1]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,201
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,292
[1]	Sacramento County CA COP	5.000%	10/1/27	660	777
[1]	Sacramento County CA COP	5.000%	10/1/28	695	835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Sacramento County CA COP	5.000%	10/1/29	1,700	2,083
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/24	900	990
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/25	1,325	1,501
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/26	1,155	1,346
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/27	2,725	3,254
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/27	3,090	3,689
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/28	2,725	3,329
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/28	4,000	4,886
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/29	4,190	5,226
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/29	3,610	4,502
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/30	3,400	4,330
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/30	2,725	3,471
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/31	5,500	7,131
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/32	15,190	20,083
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/33	6,180	7,973
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	3.000%	12/1/34	11,500	12,445
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,055	2,216
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/34	5,335	5,744
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	25,000	26,835
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/22	4,000	4,080
[3]	Sacramento Municipal Utility District Electric Power & Light Revenue	5.250%	7/1/24	7,835	8,251
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	2,555	2,861
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	1,500	1,680
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	2,927
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,305
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	4,905	5,183
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	2,000	2,113
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	2,615	3,227
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	1,025	1,081
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	13,745	14,349
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,715	5,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	981
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	780
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	1,087
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	3,212
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	3,330
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	1,045	1,182
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,214
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,128
	Salinas Union High School District GO	4.000%	8/1/37	1,000	1,128
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,350
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,123
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,120
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/22	225	230
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/23	350	370
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/24	470	512
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	628
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	1,024
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,466
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,784
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,695
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,332
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	1,370	1,624
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,959
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/37	5,880	6,975
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,856
[1]	San Bernardino City Unified School District GO	5.000%	8/1/22	1,525	1,552
[1]	San Bernardino City Unified School District GO	5.000%	8/1/23	1,100	1,159
[1]	San Bernardino City Unified School District GO	5.000%	8/1/24	1,400	1,478
[4]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	276
[2,4]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	407
[1]	San Bernardino City Unified School District GO	5.000%	8/1/28	470	555
[1]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	423
[1]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,276
[1]	San Bernardino City Unified School District GO	5.000%	8/1/29	550	647
[1]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	9,594
[1]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	739
[1]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,864
[1]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	1,054
[1]	San Bernardino City Unified School District GO	5.000%	8/1/31	230	268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,310	1,383
[1]	San Bernardino Community College District GO	0.000%	8/1/23	2,655	2,609
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	5,000	5,211
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,000	10,422
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,660	11,110
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	12,010	12,517
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,375	4,621
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,550	4,806
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,150	4,383
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	807
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	844
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	730
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	763
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	770
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	9,392
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,617
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	125	142
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	220	249
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	255	289
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	370	419
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	475	538
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	753
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	4,005	4,378
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	15,420	17,345
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,900	16,057
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	9,670	11,439
[4]	San Bernardino County CA (Medical Center Financing Project) COP	5.500%	8/1/22	4,590	4,680
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	6,030	6,207
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	12,750	13,584
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	6,750	7,414
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	14,370	16,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	14,840	14,978
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/23	200	210
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	951
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,538
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	252
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,768
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	3,201
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	954
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,575
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,913
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,785
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,252
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,468
	San Diego CA Unified School District GO	5.000%	7/1/22	1,580	1,603
	San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,717
	San Diego CA Unified School District GO	5.000%	7/1/25	1,695	1,897
	San Diego CA Unified School District GO	5.000%	7/1/26	5,590	6,251
[1]	San Diego CA Unified School District GO	5.500%	7/1/26	7,565	8,861
	San Diego CA Unified School District GO	5.000%	7/1/28	6,555	7,319
	San Diego CA Unified School District GO	5.000%	7/1/28	725	810
	San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,055
	San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,787
	San Diego CA Unified School District GO	5.000%	7/1/29	750	837
	San Diego CA Unified School District GO	5.000%	7/1/29	3,330	3,822
	San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,628
	San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,142
	San Diego CA Unified School District GO	0.000%	7/1/30	2,330	1,942
	San Diego CA Unified School District GO	0.000%	7/1/30	9,725	8,106
	San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,787
	San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,337
	San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,522
	San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,489
	San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,081
	San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,160
	San Diego CA Unified School District GO	5.000%	7/1/33	4,565	5,354
	San Diego CA Unified School District GO	0.000%	7/1/34	2,600	1,921
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,238
	San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,265
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,511
	San Diego CA Unified School District GO	4.000%	7/1/35	3,600	3,883
	San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,789
	San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,332
	San Diego CA Unified School District GO	0.000%	7/1/36	475	329
	San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,892
	San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,475
	San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,484

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego CA Unified School District GO	3.000%	7/1/37	4,000	4,218
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	5,753
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	2,000
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,827
San Diego CA Unified School District GO	3.000%	7/1/38	6,095	6,368
San Diego CA Unified School District GO	4.000%	7/1/38	1,805	2,075
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,799
San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,326
San Diego CA Unified School District GO	5.000%	7/1/41	50	58
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,573
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,264
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	4,966
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,247
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,546
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	989
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	527
San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	7,610	8,010
San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	8,985	9,457
San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	5,125	5,394
San Diego Community College District GO, Prere.	5.000%	8/1/22	4,100	4,174
San Diego Community College District GO, Prere.	5.000%	8/1/23	1,000	1,056
San Diego Community College District GO, Prere.	5.000%	8/1/23	2,150	2,271
San Diego Community College District GO, Prere.	4.000%	8/1/26	23,150	25,725
San Diego County CA COP	5.000%	10/15/24	2,125	2,332
San Diego County CA COP	5.000%	10/15/25	5,305	5,820
San Diego County CA COP	5.000%	10/15/26	2,590	2,839
San Diego County CA COP	5.000%	10/15/27	2,000	2,190
San Diego County CA COP	5.000%	10/15/28	1,400	1,532
San Diego County CA COP	5.000%	10/15/29	2,010	2,195
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	425	437
San Diego County CA Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,710	1,790
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	805	882
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,574
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,650	2,977
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	3,022
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	1,660	1,745
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	3,780	3,975
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	380	400
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,265	1,371
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	7,115	7,711
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	145	157
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,116
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	300	335
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	200	229

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,212
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	6,070
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	400	457
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	360	421
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,378
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	6,385
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	400	467
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	475	552
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,356
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	5,570	6,628
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	335	399
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	310	360
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,331
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	380	459
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	590	685
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	941
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,928
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	345	423
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	925	1,157
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,413
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,161
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	360	442
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,550	1,902
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,670	3,209
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,528
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	558
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	998
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,245
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,173
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,158
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	3,201
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	500
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	6,952
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,668
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,823
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,954
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	682
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	2,115
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,466
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	711
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	2,014
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,684
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	746
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	7,193
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	788
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	4,987
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	1,430	1,617
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	1,030	1,314
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/34	1,000	1,272
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	1,000	1,264
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,611
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	5,763
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/40	4,265	5,322
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	200	226
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	2,000	2,252
[4]	San Diego County Water Authority COP	5.250%	5/1/22	7,075	7,131
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,402
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	3,000	3,447
	San Diego County Water Authority Water Revenue	5.000%	5/1/27	1,800	2,125
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,626
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	10,045	12,073
	San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	3,830
	San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	2,774
	San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	2,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/33	500	628
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/37	1,000	1,250
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,248
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	2,565	3,195
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	2,012
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/32	1,035	1,307
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/33	500	631
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/35	1,110	1,396
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/38	2,350	2,680
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/39	3,500	3,982
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/40	3,365	3,822
	San Diego Public Facilities Financing Authority Lease Revenue	5.000%	8/1/37	3,360	4,041
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	5,692
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	5,923
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,686
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/22	3,230	3,289
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	4,270	4,788
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	171
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	2,000	2,036
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	4,190	4,265
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,040	1,061
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	1,055	1,117
[1]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,401
	San Diego Unified School District GO	0.000%	7/1/28	5,925	5,220
	San Diego Unified School District GO, ETM	0.000%	7/1/28	960	852
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,186
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,170
	San Dieguito Union High School District GO	4.000%	8/1/35	1,855	2,026
	San Dieguito Union High School District GO	3.000%	8/1/37	1,000	1,055
	San Dieguito Union High School District GO	3.000%	8/1/38	4,000	4,181
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,263
	San Dieguito Union High School District GO	3.000%	8/1/40	1,235	1,267

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,281
San Dieguito Union High School District GO, Prere.	4.000%	8/1/23	1,750	1,824
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	1,685	1,886
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	7,119
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,614
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,868
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	2,985	3,220
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	2,285
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,795
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,585	3,192
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	1,000	1,115
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	6,435
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	2,510	2,800
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30	675	753
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/31	2,215	2,468
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/32	1,625	1,809
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/33	1,500	1,668
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,800
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,527
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	2,510	2,793
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,383
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,485
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	290	294
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	690	700
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	755	766
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	780	791
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	1,885	1,912
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	2,045	2,074
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,499
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	8,625
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	7,154
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	8,902
San Francisco CA City & County COP	5.000%	4/1/27	13,095	14,744
San Francisco CA City & County COP	4.000%	4/1/28	2,015	2,306
San Francisco CA City & County COP	5.000%	4/1/28	465	523
San Francisco CA City & County COP	4.000%	4/1/29	2,095	2,390
San Francisco CA City & County COP	4.000%	4/1/30	2,180	2,479
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County COP	4.000%	4/1/31	2,265	2,568
	San Francisco CA City & County COP	4.000%	4/1/31	1,915	2,132
	San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,310
	San Francisco CA City & County COP	3.000%	10/1/31	6,075	6,528
	San Francisco CA City & County COP	4.000%	4/1/32	2,355	2,666
	San Francisco CA City & County COP	4.000%	4/1/33	2,450	2,771
	San Francisco CA City & County COP	4.000%	4/1/35	9,870	10,706
	San Francisco CA City & County COP	4.000%	4/1/36	10,665	11,567
	San Francisco CA City & County COP	4.000%	4/1/37	8,590	9,511
	San Francisco CA City & County COP	4.000%	4/1/38	4,935	5,459
	San Francisco CA City & County COP	4.000%	4/1/39	9,290	10,267
	San Francisco CA City & County COP	4.000%	4/1/39	3,215	3,654
	San Francisco CA City & County COP	4.000%	4/1/40	9,660	10,666
	San Francisco CA City & County COP	4.000%	4/1/40	3,420	3,874
	San Francisco CA City & County COP	4.000%	4/1/41	3,000	3,309
	San Francisco CA City & County COP	4.000%	4/1/41	3,640	4,118
	San Francisco CA City & County COP	4.000%	4/1/42	6,500	7,160
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	400	423
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	406
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	2,292
	San Francisco CA City & County GO	5.000%	6/15/23	2,220	2,246
	San Francisco CA City & County GO	5.000%	6/15/23	4,070	4,117
	San Francisco CA City & County GO	5.000%	6/15/24	2,335	2,365
	San Francisco CA City & County GO	5.000%	6/15/24	4,270	4,324
	San Francisco CA City & County GO	5.000%	6/15/25	4,485	4,541
	San Francisco CA City & County GO	5.000%	6/15/25	5,480	6,139
	San Francisco CA City & County GO	5.000%	6/15/26	2,920	3,064
	San Francisco CA City & County GO	5.000%	6/15/26	3,570	4,116
	San Francisco CA City & County GO	5.000%	6/15/27	5,815	6,098
	San Francisco CA City & County GO	5.000%	6/15/27	1,680	1,989
	San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,347
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,212
	San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,714
	San Francisco CA City & County GO	4.000%	6/15/29	7,130	7,557
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,804
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	4,057
	San Francisco CA City & County GO	4.000%	6/15/32	1,650	1,881
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,692
	San Francisco CA City & County GO	4.000%	6/15/33	8,160	8,647
	San Francisco CA City & County GO	4.000%	6/15/33	200	227
	San Francisco CA City & County GO	3.000%	6/15/34	100	101
	San Francisco CA City & County GO	4.000%	6/15/34	275	312
	San Francisco CA City & County GO	3.000%	6/15/35	500	506
	San Francisco CA City & County GO	4.000%	6/15/35	200	227
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,313
	San Francisco CA City & County GO	3.500%	6/15/38	1,000	1,047
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,275
	San Francisco CA City & County GO	4.000%	6/15/40	5,000	5,689
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,272
	San Francisco CA City & County GO	4.000%	6/15/41	5,000	5,681
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	5,104
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,709
[6,7]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.600%	3/3/22	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	945	972

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	4,245	4,520
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,517
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	6,728
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	8,625
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	5,410	6,014
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	2,640	2,898
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	3,830	4,204
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	2,009
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	14,096
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,621
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,416
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,112
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	4,043
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,675	2,966
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	7,655	8,840
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,015	2,371
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	9,390
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	8,625	9,471
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,100	1,218
San Francisco CA Public Utilities Commission Water Revenue, Prere.	4.000%	5/1/22	100	101
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,037
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	3,020	3,042
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	3,510	3,536
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,730	5,772
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	20	20
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,470	3,813
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,650	4,011
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,835	4,214
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,230	4,648
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,450	4,890

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,680	5,142
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,500	2,747
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,000	5,494
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,000	4,395
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,090	5,593
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,025	2,225
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,130	2,340
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,240	2,461
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,520	1,670
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	35	38
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	100	110
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	25	27
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/23	3,335	3,490
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/24	5,775	6,105
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	1,700	1,833
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	3,245	3,500
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	3,914
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,343
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	6,863
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,314
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	7,625	7,681
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,519
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	2,139
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	8,769

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	5,000	6,034
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	100	114
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	721
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	4,993
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	2,750	3,433
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10,125	12,159
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	5,510	6,873
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	2,000	2,486
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	2,000	2,483
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	10,906
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,480
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	8,739
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,620	12,730
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,125	9,145
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	11,968
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	5,875	6,578
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,923
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/22	1,705	1,718
San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/27	1,000	1,112
San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/31	1,000	1,111
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	25,000	24,366
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	6,604

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	2,021
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	2,122
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	7,000	7,866
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,000	3,369
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	9,495	10,645
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	4,228
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	125	149
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	11,185
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	10,495	11,759
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,727
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/38	500	542
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,686
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	275	297
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,000	3,038
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	860	935
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	400	447
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	1,585	1,819
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,000	1,147
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	660	757
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	660	756
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	900	1,031
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/36	625	716
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	332
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	447

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	585
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	574
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	1,016
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	867
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	695
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	1,073
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	986
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	860
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	636
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	710
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	893
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/22	125	127
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/23	120	127
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	147
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	478

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	261
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	152
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	574
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	501
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	436
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	525	572
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	516
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	768
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	225	245
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	802
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	458
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	401
San Francisco Community College District GO	5.000%	6/15/25	3,045	3,399
San Francisco Community College District GO	5.000%	6/15/29	760	933
San Francisco Community College District GO	5.000%	6/15/31	500	621
San Francisco Community College District GO	5.000%	6/15/32	805	997
San Francisco Community College District GO	4.000%	6/15/33	630	727
San Francisco Community College District GO	4.000%	6/15/34	595	685
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,585	1,650
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,060	1,103
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	2,170	2,259
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	3,025	3,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/24	1,640	1,764
	San Francisco Unified School District GO	5.000%	6/15/24	1,100	1,193
	San Francisco Unified School District GO	5.000%	6/15/27	6,475	7,014
	San Francisco Unified School District GO	5.000%	6/15/28	10,170	11,007
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,582
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,289
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,891
	San Francisco Unified School District GO	3.000%	6/15/38	11,120	11,505
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	9,245
	San Francisco Unified School District GO	3.000%	6/15/40	9,000	9,180
[1]	San Jacinto Unified School District COP	5.000%	9/1/23	470	497
[1]	San Jacinto Unified School District COP	5.000%	9/1/24	985	1,074
[1]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,538
[1]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,717
[1]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,883
[1]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	2,076
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/22	320	320
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	7,115	8,244
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,485	1,719
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	5,750	6,656
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	4,725	5,735
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/38	3,385	4,106
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/41	2,645	3,197
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	6,960
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	90
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	40
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	884
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	2,500	3,106
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	50	36
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	4,455	5,073
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	6,445	7,339
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	83
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,964
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,602
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	490
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	685
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	353
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/23	16,000	15,880
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	14,201
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	12,510	13,822
	San Joaquin Regional Rail Commission COP	5.000%	5/1/23	210	220
	San Joaquin Regional Rail Commission COP	5.000%	5/1/24	230	248
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	222
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	228
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	198
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	268
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	332
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	461
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	871
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	899
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	942
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	947
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	422
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	428
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	510	581
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	705
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	500	567
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,443
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.125%	5/1/31	5,000	5,018
	San Jose Evergreen Community College District GO	4.000%	9/1/29	600	694
	San Jose Evergreen Community College District GO	4.000%	9/1/30	700	807
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	804
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,128
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	971
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,348
	San Jose Evergreen Community College District GO	3.000%	9/1/38	2,325	2,408
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,000	1,093
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	3,500	3,561
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	5,000	5,270
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	5,000	5,436
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	4,186
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,455	2,888
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	320	376
	San Jose Unified School District GO	5.000%	8/1/22	500	509
	San Jose Unified School District GO	5.000%	8/1/26	775	896
	San Jose Unified School District GO	5.000%	8/1/27	780	926
[4]	San Jose Unified School District GO	0.000%	8/1/29	2,500	2,169
	San Jose Unified School District GO	4.000%	8/1/42	320	352
[1]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,334
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,652
	San Juan Unified School District GO	3.000%	8/1/27	6,670	7,217
	San Juan Unified School District GO	4.000%	8/1/28	1,765	2,035
	San Juan Unified School District GO	4.000%	8/1/29	1,030	1,185
	San Juan Unified School District GO	4.000%	8/1/30	700	805
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,578
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,149
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,458
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,760
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,903
[2]	San Leandro Unified School District GO	4.000%	8/1/27	150	169
[2]	San Leandro Unified School District GO	4.000%	8/1/28	200	229
[2]	San Leandro Unified School District GO	4.000%	8/1/29	375	428
[2]	San Leandro Unified School District GO	4.000%	8/1/30	355	404
[2]	San Leandro Unified School District GO	4.000%	8/1/31	415	471
[2]	San Leandro Unified School District GO	4.000%	8/1/32	525	595
[2]	San Leandro Unified School District GO	4.000%	8/1/33	400	453
[2]	San Leandro Unified School District GO	4.000%	8/1/34	670	758
[2]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,399
[2]	San Leandro Unified School District GO	4.000%	8/1/35	275	311
[2]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,542
[2]	San Leandro Unified School District GO	4.000%	8/1/36	1,230	1,390
[2]	San Leandro Unified School District GO	4.000%	8/1/37	905	1,022
[2]	San Leandro Unified School District GO	4.000%	8/1/38	810	914
[2]	San Leandro Unified School District GO	4.000%	8/1/39	400	451
	San Lorenzo Unified School District GO	4.000%	8/1/34	375	427
	San Lorenzo Unified School District GO	4.000%	8/1/36	300	341
	San Lorenzo Unified School District GO	4.000%	8/1/38	550	622
	San Lorenzo Unified School District GO	4.000%	8/1/39	1,000	1,129
	San Lorenzo Unified School District GO	4.000%	8/1/40	565	636
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	855	889
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	970	1,009
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	500	520
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	1,070	1,113
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	600	624
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	2,790	2,901
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	3.000%	9/1/23	130	132
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	170
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	132
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	110
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	110
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	356
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	719
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	895
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	730
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	706
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	1,042
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	870
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,224
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	980
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,308
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,150
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,522
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	2,010
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,175
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,659
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,754
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,609
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	4,253
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,946
	San Marcos Unified School District GO	4.000%	8/1/32	300	334
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	4,177
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,736
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	3,943
	San Marcos Unified School District GO	4.000%	8/1/37	4,015	4,427
	San Marcos Unified School District GO	4.000%	8/1/38	9,140	10,063
[4]	San Mateo County Community College District GO	0.000%	9/1/22	5,675	5,655
[4]	San Mateo County Community College District GO	0.000%	9/1/24	2,825	2,731
[4]	San Mateo County Community College District GO	0.000%	9/1/25	4,000	3,800
[4]	San Mateo County Community College District GO	0.000%	9/1/30	5,760	4,881
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	3,071
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/22	600	605
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/22	805	814
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/31	1,365	1,520
	San Mateo Foster CA City School District GO, Prere.	4.000%	8/1/25	1,580	1,723
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	677
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	676
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/40	550	619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,600	7,403
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	14,022
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	920	1,133
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,768
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,850
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	3,158
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,458
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/22	1,335	1,357
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/23	1,630	1,720
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	4,910
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,449
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	5,021
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	5,142
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	5,240
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/23	1,210	1,273
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,172
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,841
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	7,273
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	7,700
	San Mateo Union High School District GO	0.000%	9/1/24	2,665	2,521
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	3,908
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	2,152
	San Mateo Union High School District GO	4.000%	9/1/35	1,585	1,746
	San Mateo Union High School District GO, Prere.	0.000%	9/1/23	2,725	2,575
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,315	1,391
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	725	767
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,285	1,361
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	715	757
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,447
[1]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	4,283
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22	1,000	1,012
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	1,250	1,310
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,914
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	2,011
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,463
[4]	San Rafael CA City High School District GO	0.000%	8/1/25	410	387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,064
[4]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,549
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,230
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,372
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,248
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	1,032
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,484
[4]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,664
[4]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,571
	San Rafael City Elementary School District GO	3.000%	8/1/34	325	343
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	855
	San Ramon CA COP	4.000%	6/1/37	1,225	1,347
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	963
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,525
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,568
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,676
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,759
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,838
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/23	1,225	1,276
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/23	1,225	1,276
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	2,000	2,178
	San Ramon Valley Fire Protection District COP	4.000%	8/1/22	85	86
	San Ramon Valley Fire Protection District COP	4.000%	8/1/23	100	104
	San Ramon Valley Fire Protection District COP	4.000%	8/1/24	115	122
	San Ramon Valley Fire Protection District COP	4.000%	8/1/25	100	109
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	111
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	113
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	132
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	115
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	122
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	232
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	145
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	150	173
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	299
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	609
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	344
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	275
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	833
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	342
[2]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	100	102
[2]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	204
[2]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	204
[2]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	320	327
[4]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,340
[1,9]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,9]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,483
[1,9]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	8,375
[2]	Sanger Unified School District GO	3.000%	8/1/35	680	717
[2]	Sanger Unified School District GO	3.000%	8/1/36	750	787
[2]	Sanger Unified School District GO	3.000%	8/1/37	820	870
[2]	Sanger Unified School District GO	4.000%	8/1/37	330	385
[2]	Sanger Unified School District GO	3.000%	8/1/39	375	390
[2]	Sanger Unified School District GO	4.000%	8/1/39	330	383
[2]	Sanger Unified School District GO	4.000%	8/1/40	250	290
[2]	Sanger Unified School District GO	4.000%	8/1/41	325	376
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/22	100	102
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/23	100	106
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/24	130	142
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/26	200	231
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/27	250	297
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/28	275	312
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/29	350	395
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/30	500	563
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/31	510	574
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/32	500	561
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/33	880	987
[1]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,321
[4]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	3,177
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	983
	Santa Barbara Unified School District GO	4.000%	8/1/30	300	337
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	4,720	4,839
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,200	5,331
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,230	5,362
	Santa Clara County CA GO	5.000%	8/1/28	8,830	8,988
	Santa Clara County CA GO	3.500%	8/1/38	160	161
[6,7]	Santa Clara County CA GO TOB VRDO	0.230%	3/3/22	8,250	8,250
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	6,060	6,116
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	4,090	4,127
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/25	6,510	7,264
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/26	6,800	7,569
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	7,500	8,070
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	11,190	11,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/35	8,665	8,918
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	2,101
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	2,092
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	2,078
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	2,061
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	2,045
	Santa Clara Unified School District GO	5.000%	7/1/22	2,060	2,090
	Santa Clara Unified School District GO	5.000%	7/1/25	3,595	3,909
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	7,348
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	9,099
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	9,712
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,694
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	4,999
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,686
	Santa Clara Unified School District GO	4.000%	7/1/33	8,750	9,645
	Santa Clara Unified School District GO	3.000%	7/1/34	5,430	5,666
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,361
	Santa Clara Unified School District GO	3.000%	7/1/37	6,545	6,739
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,304
	Santa Clara Valley Water District COP	5.000%	6/1/22	550	556
[4]	Santa Clarita Community College District GO	0.000%	8/1/28	400	350
[1]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,581
[1]	Santa Clarita Community College District GO	0.000%	8/1/30	1,860	1,537
	Santa Clarita Community College District GO	3.000%	8/1/33	350	368
	Santa Clarita Community College District GO	3.000%	8/1/37	800	834
	Santa Clarita Community College District GO	3.000%	8/1/38	750	776
	Santa Clarita Community College District GO	3.000%	8/1/39	900	925
	Santa Clarita Community College District GO	3.000%	8/1/40	800	816
	Santa Clarita Community College District GO, Prere.	5.000%	8/1/22	5,450	5,548
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	400
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	362
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	419
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	433
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	245
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	393
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	534
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/33	365	423
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/36	800	850
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/39	900	931
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/40	700	718
	Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,612
	Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,671
	Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,838
	Santa Monica Community College District GO	0.000%	8/1/24	4,510	4,351
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	10,207
	Santa Monica Community College District GO	5.000%	8/1/30	500	607
	Santa Monica Community College District GO	5.000%	8/1/31	600	726
	Santa Monica Community College District GO	5.000%	8/1/32	535	646
	Santa Monica Community College District GO	4.000%	8/1/33	500	569
	Santa Monica Community College District GO	4.000%	8/1/34	655	745
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,000	2,131
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,565	2,733
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	3,510	3,739
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	5.000%	7/1/33	1,925	2,468
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	2,365	2,772
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	773
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	114
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	171
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	250
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	396
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	564
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	389
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	698
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	585
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	842
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/40	500	561
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/41	400	448
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/42	500	559
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/30	250	296
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/31	350	414
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/32	250	295
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/33	250	295
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/34	315	371
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/35	350	412
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/36	430	481
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	519
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	1,600	1,742
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	1,150	1,252
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	160	174
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/22	1,165	1,190
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	916
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	1,063
[1,3]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,710
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	865
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	1,052
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	1,136
[1]	Santa Rosa High School District GO	5.000%	8/1/28	500	575
[1]	Santa Rosa High School District GO	5.000%	8/1/30	800	916
[1]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,251
[1]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,129
[2]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Santa Rosa High School District GO	5.000%	8/1/35	750	854
[2]	Santa Rosa High School District GO	4.000%	8/1/37	425	490
[2]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,263
[2]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	1,140
[2]	Santa Rosa High School District GO	4.000%	8/1/42	1,000	1,136
	Santee CDC Successor Agency Tax Allocation Revenue	5.000%	8/1/22	570	580
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/22	100	101
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/24	180	190
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/26	690	756
[2]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/30	500	561
[2]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	600	670
[2]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/40	700	774
[2]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/41	275	304
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,526
	Sequoia Union High School District GO	4.000%	7/1/43	32,370	34,128
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/31	300	352
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/32	275	323
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/36	700	772
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/37	1,000	1,103
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	230	232
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	260	269
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	506
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	312
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	328
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	781
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	630	760
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	8/1/25	1,000	1,124
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	8/1/25	1,000	1,124
	Simi Valley Unified School District GO	5.000%	8/1/22	1,500	1,527
	Simi Valley Unified School District GO	5.000%	8/1/24	3,455	3,766
[1]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,789
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,341
[1]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,651
[1]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,188
	Simi Valley Unified School District GO	4.000%	8/1/32	200	225
	Simi Valley Unified School District GO	4.000%	8/1/33	190	214
	Simi Valley Unified School District GO	3.000%	8/1/34	320	337
	Simi Valley Unified School District GO	3.000%	8/1/35	525	550
	Simi Valley Unified School District GO	3.000%	8/1/36	750	782
	Simi Valley Unified School District GO	4.000%	8/1/36	1,240	1,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simi Valley Unified School District GO	3.000%	8/1/37	500	518
	Simi Valley Unified School District GO	4.000%	8/1/37	1,320	1,481
	Simi Valley Unified School District GO	4.000%	8/1/38	350	392
	Simi Valley Unified School District GO	4.000%	8/1/39	365	409
[1]	Snowline Joint Unified School District COP	3.000%	9/1/34	400	413
	Solana Beach School District Special Tax Revenue	5.000%	9/1/29	2,115	2,160
	Solano Irrigation District COP	4.000%	8/1/41	3,935	4,399
	Sonoma County Junior College District GO	3.000%	8/1/39	1,055	1,088
	Sonoma County Transportation Authority Sales Tax Revenue	5.000%	12/1/22	2,520	2,600
	Sonoma Valley Unified School District GO	5.000%	8/1/32	1,250	1,393
	Sonoma Valley Unified School District GO	4.000%	8/1/41	200	227
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	550	550
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	10	10
	South Bay Union School District/San Diego County BAN GO	0.000%	8/1/22	2,250	2,241
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	10	12
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	376
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	15	19
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	585
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	30	37
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	1,091
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	45	56
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,565
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	75	93
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,599
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	90	111
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	3,040
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,025
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,281
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	415
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	632
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/38	870	996
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	794
	South San Francisco Unified School District GO	4.000%	9/1/33	6,340	6,888
	South San Francisco Unified School District GO, Prere.	5.000%	9/1/25	150	169

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	3,600	3,851
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	6,790	7,501
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	1,946
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/31	5,725	6,369
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/33	11,695	12,994
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	5,000	5,553
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/35	5,000	5,550
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	5,080
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/26	320	368
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/27	350	413
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/28	585	706
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/29	480	592
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/30	400	503
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/31	375	471
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/32	520	652
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	1,050
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,490
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	713
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	805
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,339
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,678
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,465
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/30	1,740	2,188
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/31	1,665	2,091
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/32	1,445	1,811

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,230	1,538
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	3,237
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/22	500	514
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/23	5,540	5,892
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,476
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	7,897
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	4,903
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,864
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	473
Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	8,055	10,138
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/22	900	916
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/23	1,370	1,448
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/26	750	842
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,460	1,637
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/29	1,500	1,678
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/30	1,120	1,251
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/31	1,470	1,641
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/32	2,410	2,689
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/33	2,325	2,592
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/34	4,825	5,371
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/35	2,840	3,157
Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/36	3,000	3,329
Southwestern Community College District GO	5.000%	8/1/29	1,000	1,157
Southwestern Community College District GO	5.000%	8/1/29	300	356
Southwestern Community College District GO	5.000%	8/1/30	300	356
Southwestern Community College District GO	4.000%	8/1/31	300	338
Southwestern Community College District GO	4.000%	8/1/32	1,000	1,100
Southwestern Community College District GO	4.000%	8/1/32	250	281
Southwestern Community College District GO	4.000%	8/1/33	300	337
Southwestern Community College District GO	4.000%	8/1/33	250	296
Southwestern Community College District GO	4.000%	8/1/34	1,760	1,933
Southwestern Community College District GO	4.000%	8/1/35	1,500	1,646
Southwestern Community College District GO	4.000%	8/1/35	350	410
Southwestern Community College District GO	4.000%	8/1/36	1,200	1,343
Southwestern Community College District GO	4.000%	8/1/36	1,360	1,552
Southwestern Community College District GO	4.000%	8/1/37	2,385	2,669
Southwestern Community College District GO	4.000%	8/1/37	730	833
Southwestern Community College District GO	4.000%	8/1/37	400	466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Community College District GO	3.000%	8/1/38	900	945
	Southwestern Community College District GO	4.000%	8/1/38	1,750	1,955
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,264
	Southwestern Community College District GO	4.000%	8/1/39	1,745	1,985
	Southwestern Community College District GO	4.000%	8/1/40	1,890	2,147
	Southwestern Community College District GO, ETM	0.000%	8/1/24	750	726
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,027
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,812
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,736
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,099
[10]	St. Helena Unified School District GO, 4.000% coupon rate effective 8/1/23	0.000%	8/1/27	4,550	4,732
	State Center Community College District GO	5.000%	8/1/27	675	801
	State Center Community College District GO	4.000%	8/1/34	1,000	1,105
	State Center Community College District GO	4.000%	8/1/36	1,045	1,153
	State Center Community College District GO	4.000%	8/1/37	1,025	1,130
	State Center Community College District GO	3.000%	8/1/40	5,000	5,130
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/23	725	768
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/24	900	981
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/25	1,000	1,122
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/26	1,000	1,150
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/27	2,200	2,591
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/28	1,815	2,178
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/29	1,560	1,875
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/30	1,765	2,121
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/32	1,635	1,960
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/33	1,290	1,545
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/34	1,590	1,903
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/35	1,550	1,854
[2]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,730	1,917
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/22	1,000	1,021
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/23	1,015	1,073
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/24	1,000	1,088
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/25	1,250	1,361
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/26	1,375	1,496
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/28	2,215	2,405
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,146
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/22	950	965
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/23	660	688
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,157
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,191
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,287
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.125%	10/1/23	1,000	1,079
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,254
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,720
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,298
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,361
	Stockton Unified School District GO	5.000%	8/1/22	2,650	2,698
[1]	Stockton Unified School District GO	5.000%	7/1/23	1,110	1,125
	Stockton Unified School District GO	5.000%	8/1/23	2,055	2,170
[1]	Stockton Unified School District GO	5.000%	7/1/24	1,570	1,593
[2]	Stockton Unified School District GO	5.000%	8/1/24	100	109
[1]	Stockton Unified School District GO	0.000%	8/1/27	740	662
[2]	Stockton Unified School District GO	5.000%	8/1/27	225	265
[2]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,088
[2]	Stockton Unified School District GO	5.000%	8/1/28	885	1,067
[2]	Stockton Unified School District GO	5.000%	8/1/29	600	652
[2]	Stockton Unified School District GO	5.000%	8/1/29	805	969
[1]	Stockton Unified School District GO	4.000%	8/1/30	1,960	2,077
[2]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,691
[2]	Stockton Unified School District GO	5.000%	8/1/30	130	157
[2]	Stockton Unified School District GO	5.000%	8/1/31	1,875	2,038
[2]	Stockton Unified School District GO	5.000%	8/1/32	2,060	2,238
[1]	Stockton Unified School District GO	0.000%	8/1/33	635	474
[2]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,443
[2]	Stockton Unified School District GO	3.250%	8/1/34	630	657
[1]	Stockton Unified School District GO	4.000%	8/1/34	4,250	4,933
[2]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,285
[1]	Stockton Unified School District GO	4.000%	8/1/35	3,000	3,472
[1]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,309
[1]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,595
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,316
[2]	Stockton Unified School District GO	4.000%	8/1/39	155	164
[1]	Stockton Unified School District GO	4.000%	8/1/39	2,620	3,005
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,974
[1]	Stockton Unified School District GO	3.000%	8/1/41	1,000	1,027
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/23	1,110	1,176
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,090
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,484
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,397
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,462
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,092
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	2,204
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,435
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,272
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,498
[2]	Sutter Union High School District GO	3.000%	8/1/38	735	746
[1]	Sweetwater Union High School District GO	0.000%	8/1/23	1,575	1,543
	Sweetwater Union High School District GO	3.000%	8/1/23	815	830
[2]	Sweetwater Union High School District GO	5.000%	8/1/23	1,090	1,144
	Sweetwater Union High School District GO	3.000%	8/1/24	425	436
[2]	Sweetwater Union High School District GO	5.000%	8/1/24	1,255	1,355
	Sweetwater Union High School District GO	3.000%	8/1/25	455	470
	Sweetwater Union High School District GO	4.000%	8/1/27	250	267
[2]	Sweetwater Union High School District GO	5.000%	8/1/27	7,000	7,564
[2]	Sweetwater Union High School District GO	5.000%	8/1/28	8,000	8,635
	Sweetwater Union High School District GO	5.000%	8/1/31	625	700
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,617
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	368
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/26	175	201
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/27	200	229
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/28	405	463
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/29	495	565
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/30	490	558
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/31	180	205
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/32	215	244
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/33	225	255
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/34	245	277
[2]	Tahoe-Truckee Unified School District COP	4.000%	6/1/35	515	558
[2]	Tahoe-Truckee Unified School District COP	4.000%	6/1/36	255	276
[2]	Tahoe-Truckee Unified School District COP	4.000%	6/1/37	310	336
[2]	Tahoe-Truckee Unified School District COP	4.000%	6/1/39	260	281
	Tahoe-Truckee Unified School District GO	5.000%	8/1/26	330	381
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22	800	824
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,484
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,880
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	2,013
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,666
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,174
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	653
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	626
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,168
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	916
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	1,923
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	1,986
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	3,049
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	3,215
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,732
[2]	Temecula Valley Unified School District GO, Prere.	4.300%	8/1/24	2,000	2,142
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.450%	6/1/30	150	144
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,202
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,840	3,427
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,520	4,217
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,020	3,319
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,098
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,320	2,545
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	300	328
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,732
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,162
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	765	835
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,000	1,009
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,000	2,084
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,139
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,574
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,286
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,500	1,744
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,771
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	4,320
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,178
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,351
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,167
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	1,000	1,166
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	2,000	2,328
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/22	120	121
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/23	145	147
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	168
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	197
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	225
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	254
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	289
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	324
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	355
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,345
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	3,479
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	400	422
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	435
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	1,074
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	673
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	691
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	725
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	866
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	815
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	617
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	738
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	614
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	614
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	736
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	700	857
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,221
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,216
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,415
[1]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,672
[1]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,114
[1]	Tulare CA Sewer Revenue	4.000%	11/15/38	1,250	1,391
[1]	Tulare CA Sewer Revenue	4.000%	11/15/39	1,390	1,544
[1]	Tulare CA Sewer Revenue	4.000%	11/15/40	1,200	1,331
[1]	Tulare CA Sewer Revenue	4.000%	11/15/41	1,000	1,108
[2]	Tulare Local Health Care District GO	4.000%	8/1/22	400	405
[2]	Tulare Local Health Care District GO	4.000%	8/1/23	720	747
[2]	Tulare Local Health Care District GO	4.000%	8/1/24	405	429
[2]	Tulare Local Health Care District GO	4.000%	8/1/25	455	491
[2]	Tulare Local Health Care District GO	4.000%	8/1/26	515	566
[2]	Tulare Local Health Care District GO	4.000%	8/1/27	580	647
[2]	Tulare Local Health Care District GO	4.000%	8/1/28	435	492
[2]	Tulare Local Health Care District GO	4.000%	8/1/29	735	842
[2]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,527
[2]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,591
[2]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,362
[2]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,672
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	5,646
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,613
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	6,460
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,950	2,240
	Turlock Unified School District GO	3.000%	8/1/34	1,095	1,144
	Turlock Unified School District GO	3.000%	8/1/35	1,175	1,222
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/22	1,390	1,416
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/23	750	791
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,083
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	3,137
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,552
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,333
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	4,023
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,862
[1]	Twin Rivers Unified School District GO	5.000%	8/1/22	515	524
[1]	Twin Rivers Unified School District GO	5.000%	8/1/22	625	636
[4]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	2,991
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/31	1,820	2,034
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,520
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,352
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,396
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,116
[4]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,141
	Union Elementary School District GO	0.000%	9/1/29	110	94

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/32	800	940
Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/33	1,030	1,208
United Water Conservation District COP	5.000%	10/1/27	700	829
United Water Conservation District COP	5.000%	10/1/28	740	897
United Water Conservation District COP	5.000%	10/1/29	785	963
United Water Conservation District COP	5.000%	10/1/30	835	1,043
United Water Conservation District COP	5.000%	10/1/31	855	1,065
United Water Conservation District COP	5.000%	10/1/32	875	1,088
United Water Conservation District COP	4.000%	10/1/33	1,070	1,240
United Water Conservation District COP	4.000%	10/1/34	1,110	1,280
United Water Conservation District COP	4.000%	10/1/35	1,160	1,337
United Water Conservation District COP	4.000%	10/1/36	935	1,076
United Water Conservation District COP	4.000%	10/1/37	980	1,127
United Water Conservation District COP	4.000%	10/1/38	1,010	1,160
United Water Conservation District COP	4.000%	10/1/39	1,055	1,209
United Water Conservation District COP	4.000%	10/1/40	625	715
University of California College & University Revenue	5.000%	5/15/23	2,210	2,318
University of California College & University Revenue	5.000%	5/15/24	690	746
University of California College & University Revenue	5.000%	5/15/24	2,000	2,162
University of California College & University Revenue	5.000%	5/15/25	9,240	10,295
University of California College & University Revenue	5.000%	5/15/25	1,250	1,393
University of California College & University Revenue	4.000%	5/15/27	3,820	4,302
University of California College & University Revenue	5.000%	5/15/27	7,075	7,873
University of California College & University Revenue	5.000%	5/15/27	3,000	3,528
University of California College & University Revenue	4.000%	5/15/28	7,110	8,131
University of California College & University Revenue	5.000%	5/15/28	9,265	10,307
University of California College & University Revenue	5.000%	5/15/28	7,110	7,900
University of California College & University Revenue	5.000%	5/15/28	3,000	3,607
University of California College & University Revenue	5.000%	5/15/29	8,250	10,131
University of California College & University Revenue	4.000%	5/15/30	7,535	8,593
University of California College & University Revenue	4.000%	5/15/30	7,705	8,768
University of California College & University Revenue	5.000%	5/15/30	6,690	8,378
University of California College & University Revenue	4.000%	5/15/31	5,270	5,970
University of California College & University Revenue	5.000%	5/15/31	2,315	2,560
University of California College & University Revenue	5.000%	5/15/31	15,095	17,636
University of California College & University Revenue	5.000%	5/15/32	3,250	3,902
University of California College & University Revenue	5.000%	5/15/32	6,700	8,706

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.250%	5/15/32	3,140	3,405
University of California College & University Revenue	4.000%	5/15/33	17,715	19,667
University of California College & University Revenue	5.000%	5/15/33	15,470	16,178
University of California College & University Revenue	5.000%	5/15/33	6,760	8,111
University of California College & University Revenue	5.000%	5/15/33	12,095	14,079
University of California College & University Revenue	5.000%	5/15/33	5,025	5,716
University of California College & University Revenue	5.000%	5/15/33	6,995	7,740
University of California College & University Revenue	4.000%	5/15/34	10,620	11,768
University of California College & University Revenue	4.000%	5/15/34	10,000	10,564
University of California College & University Revenue	5.000%	5/15/34	15,905	16,631
University of California College & University Revenue	5.000%	5/15/34	12,800	14,892
University of California College & University Revenue	5.000%	5/15/34	3,955	4,497
University of California College & University Revenue	5.000%	5/15/34	6,395	7,454
University of California College & University Revenue	5.000%	5/15/34	1,525	1,828
University of California College & University Revenue	4.000%	5/15/35	5,790	6,413
University of California College & University Revenue	5.000%	5/15/35	11,290	13,123
University of California College & University Revenue	5.000%	5/15/35	2,060	2,342
University of California College & University Revenue	5.000%	5/15/35	5,160	6,009
University of California College & University Revenue	5.000%	5/15/35	4,210	5,043
University of California College & University Revenue	5.000%	5/15/35	625	765
University of California College & University Revenue	5.000%	5/15/35	10,000	12,429
University of California College & University Revenue	5.000%	5/15/35	6,420	8,285
University of California College & University Revenue	4.000%	5/15/36	4,000	4,624
University of California College & University Revenue	5.000%	5/15/36	5,425	6,164
University of California College & University Revenue	5.000%	5/15/36	4,295	5,141
University of California College & University Revenue	5.000%	5/15/36	15,040	17,466
University of California College & University Revenue	5.000%	5/15/36	1,250	1,529
University of California College & University Revenue	5.000%	5/15/36	3,050	3,782
University of California College & University Revenue	5.000%	5/15/36	6,630	8,525
University of California College & University Revenue	4.000%	5/15/37	14,400	16,525

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	4.000%	5/15/37	4,000	4,619
University of California College & University Revenue	5.000%	5/15/37	5,240	6,258
University of California College & University Revenue	5.000%	5/15/37	9,530	11,083
University of California College & University Revenue	5.000%	5/15/37	11,710	13,618
University of California College & University Revenue	5.000%	5/15/37	14,620	17,489
University of California College & University Revenue	5.000%	5/15/37	375	425
University of California College & University Revenue	5.000%	5/15/37	9,665	12,414
University of California College & University Revenue	5.000%	5/15/38	5,065	6,040
University of California College & University Revenue	5.000%	5/15/38	19,090	22,816
University of California College & University Revenue	5.000%	5/15/38	4,355	5,314
University of California College & University Revenue	5.000%	5/15/38	10,065	12,430
University of California College & University Revenue	4.000%	5/15/39	10,555	12,112
University of California College & University Revenue	5.000%	5/15/39	2,345	2,857
University of California College & University Revenue	5.000%	5/15/39	10,000	12,328
University of California College & University Revenue	4.000%	5/15/40	24,275	27,534
University of California College & University Revenue	4.000%	5/15/40	3,000	3,436
University of California College & University Revenue	5.000%	5/15/40	135	164
University of California College & University Revenue	5.000%	5/15/40	3,000	3,814
University of California College & University Revenue	4.000%	5/15/41	7,000	7,993
University of California College & University Revenue	5.000%	5/15/41	4,000	5,068
University of California College & University Revenue (Prerefunded-Limited Project), Prere.	5.000%	5/15/22	6,540	6,599
University of California College & University Revenue (Unrefunded-Limited Project)	5.000%	5/15/32	7,490	7,558
University of California College & University Revenue PUT	5.000%	5/15/23	50,595	53,105
University of California College & University Revenue VRDO	0.040%	3/1/22	2,400	2,400
University of California College & University Revenue, Prere.	5.000%	5/15/23	650	681
University of California College & University Revenue, Prere.	5.000%	5/15/23	4,695	4,918
University of California College & University Revenue, Prere.	5.250%	5/15/24	1,860	2,022
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	6,010	6,498
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	10,000	10,829
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	10,015	11,056

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	5,703
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	9,590
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	13,744
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	15,883
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	6,575
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	11,083
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	500	540
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.060%	3/1/22	24,100	24,100
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	14,940	15,669
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	5,000	5,244
Upland CA COP	5.000%	1/1/23	900	928
Upland CA COP	5.000%	1/1/25	1,060	1,158
Upland CA COP	5.000%	1/1/26	500	560
Upland CA COP	5.000%	1/1/27	2,215	2,543
Upland CA COP	5.000%	1/1/28	2,030	2,380
Upland CA COP	5.000%	1/1/29	835	978
Upland CA COP	5.000%	1/1/30	1,455	1,698
Upland CA COP	5.000%	1/1/31	1,465	1,705
Upland CA COP	5.000%	1/1/33	1,710	1,985
Upland CA COP	5.000%	1/1/34	1,500	1,740
Upland CA COP	4.000%	1/1/35	2,025	2,208
Upland CA COP	4.000%	1/1/36	1,000	1,089
Upland Community Facilities District Special Tax Revenue	5.000%	9/1/31	1,110	1,129
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/36	435	526
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/37	420	507
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/38	800	965
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/39	1,000	1,204
Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/40	1,000	1,203
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/22	710	723
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/23	375	396
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/24	275	300
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/25	615	671
Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/26	710	791
Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	545	630
Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/22	600	612
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/23	865	914
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/24	1,325	1,443
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/25	1,390	1,511
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/26	1,460	1,584
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/27	1,200	1,302
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,302
	Vacaville Unified School District GO	4.000%	8/1/34	100	113
	Vacaville Unified School District GO	4.000%	8/1/35	200	225
	Vacaville Unified School District GO	4.000%	8/1/36	300	338
	Vacaville Unified School District GO	4.000%	8/1/37	300	337
	Vacaville Unified School District GO	4.000%	8/1/39	500	561
	Vacaville Unified School District GO	4.000%	8/1/40	500	560
[1]	Val Verde Unified School District COP	5.000%	3/1/25	250	276
[1]	Val Verde Unified School District COP	5.000%	3/1/26	260	295
[1]	Val Verde Unified School District COP	5.000%	3/1/27	275	321
[1]	Val Verde Unified School District COP	5.000%	3/1/28	280	334
[1]	Val Verde Unified School District COP	5.000%	3/1/29	450	534
[1]	Val Verde Unified School District COP	5.000%	3/1/30	850	1,006
[1]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,196
[2]	Val Verde Unified School District GO	3.000%	8/1/22	250	252
[2]	Val Verde Unified School District GO	4.000%	8/1/22	500	507
[2]	Val Verde Unified School District GO	4.000%	8/1/23	450	468
[2]	Val Verde Unified School District GO	4.000%	8/1/27	120	135
[2]	Val Verde Unified School District GO	4.000%	8/1/28	115	131
[2]	Val Verde Unified School District GO	3.000%	8/1/30	220	235
[2]	Val Verde Unified School District GO	4.000%	8/1/30	125	142
[2]	Val Verde Unified School District GO	4.000%	8/1/31	100	113
[2]	Val Verde Unified School District GO	4.000%	8/1/33	300	339
[2]	Val Verde Unified School District GO	4.000%	8/1/33	140	158
[2]	Val Verde Unified School District GO	4.000%	8/1/35	250	282
[2]	Val Verde Unified School District GO	4.000%	8/1/36	150	169
[2]	Val Verde Unified School District GO	4.000%	8/1/37	200	225
[2]	Val Verde Unified School District GO	4.000%	8/1/37	250	282
[2]	Val Verde Unified School District GO	4.000%	8/1/38	275	309
[2]	Val Verde Unified School District GO	4.000%	8/1/39	300	337
[1]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	1,150
[2]	Val Verde Unified School District GO	4.000%	8/1/40	225	252
[2]	Val Verde Unified School District GO	4.000%	8/1/40	250	280
[2]	Vallejo CA Water Revenue	4.000%	5/1/28	250	284
[2]	Vallejo CA Water Revenue	4.000%	5/1/29	150	172
[2]	Vallejo CA Water Revenue	4.000%	5/1/30	150	174
[2]	Vallejo CA Water Revenue	4.000%	5/1/31	200	235
[2]	Vallejo CA Water Revenue	4.000%	5/1/32	175	205
[2]	Vallejo CA Water Revenue	4.000%	5/1/33	150	175
[2]	Vallejo CA Water Revenue	4.000%	5/1/34	250	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Vallejo CA Water Revenue	4.000%	5/1/35	250	288
[2]	Vallejo CA Water Revenue	4.000%	5/1/36	240	275
[2]	Vallejo CA Water Revenue	4.000%	5/1/37	400	457
[2]	Vallejo CA Water Revenue	4.000%	5/1/38	500	567
[2]	Vallejo CA Water Revenue	4.000%	5/1/39	650	733
[2]	Vallejo CA Water Revenue	4.000%	5/1/40	350	393
[2]	Vallejo CA Water Revenue	4.000%	5/1/41	500	559
[2]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,296
[2]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,397
[2]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,501
	Ventura County Community College District GO	0.000%	8/1/28	15,000	13,255
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,200	1,234
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,000	1,028
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,250	1,285
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	2,000	2,056
[9]	Vernon CA Electric System	5.000%	8/1/25	630	689
[9]	Vernon CA Electric System	5.000%	8/1/26	600	669
[9]	Vernon CA Electric System	5.000%	8/1/32	1,220	1,466
[9]	Vernon CA Electric System	5.000%	8/1/33	1,285	1,541
[9]	Vernon CA Electric System	5.000%	8/1/40	740	877
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	565	588
[9]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	410	427
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	520	549
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	650	696
[9]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	251
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	570	618
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	740	813
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	918
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	555	624
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	690	785
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	665	765
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,160
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	810	948
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,794
[9]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	573
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,919
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	2,027
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,192
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,189
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	860
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,891
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/22	470	473
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	6,647
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	335	342
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	423
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	637
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,385
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,711
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,341
	Vista Unified School District GO, Prere.	5.000%	8/1/22	5,000	5,090
[4]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	3,115
	Washington Township Health Care District GO	5.000%	8/1/23	170	179
	Washington Township Health Care District GO	4.000%	8/1/24	625	663
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,590
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,598
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,157
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	540	546
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	725	735
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	615	623
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	420
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	570	598
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	875	918
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	404
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	810
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	659
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	724
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	701
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	861
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	861
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	500
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	999
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	894

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,447
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	871
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	501
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	1,085
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	880
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	466
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	893
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,161
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,346
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	916
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	485
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,774
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	913
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,618
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	849
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	106
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	444
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,683
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	1,093
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,687
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	500	594
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,893
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,414
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,472
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	3,245
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	704
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	102
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	693
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,411
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	2,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	592
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	738
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	1,226
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	26
	West Basin CA Municipal Water District Water Revenue	5.000%	8/1/22	2,010	2,046
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	319
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	319
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	288
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	272
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	460
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	443
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	5,954
[11]	West Contra Costa Unified School District GO	0.000%	8/1/27	785	703
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	395
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	502
[4]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,563
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	504
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	572
[1]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,692
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	720
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	702
[4]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	5,108
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	741
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	788
	West Contra Costa Unified School District GO	5.000%	8/1/30	3,425	3,706
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,169
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	993
	West Contra Costa Unified School District GO	5.000%	8/1/31	5,690	6,153
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,464
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,838
	West Contra Costa Unified School District GO	5.000%	8/1/32	5,560	6,011
	West Contra Costa Unified School District GO	5.000%	8/1/32	1,825	2,037
[11]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	1,981
[4]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	745
[1,13]	West Contra Costa Unified School District GO	0.000%	8/1/33	6,000	4,485
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	1,083
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,368
	West Contra Costa Unified School District GO	5.000%	8/1/33	3,265	3,532
	West Contra Costa Unified School District GO	5.000%	8/1/33	915	1,022
	West Contra Costa Unified School District GO	5.000%	8/1/33	1,020	1,139
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	245	176
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	565	610
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,945
	West Contra Costa Unified School District GO	5.000%	8/1/34	2,010	2,243
	West Contra Costa Unified School District GO	5.000%	8/1/34	1,070	1,194
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,400	1,560
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,000	1,115
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	910	968
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	791
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	690
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	732
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	689
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	725
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	718
	West Contra Costa Unified School District GO	5.000%	8/1/40	255	284
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	390	461
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	892
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	772
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,276
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,730
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,788
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	500
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	971
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	2,089
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	1,087
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,719
	West Sonoma County Union High School District GO	5.000%	8/1/34	200	240
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	600
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,222
	West Valley-Mission Community College District GO	5.000%	8/1/31	200	223
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,335	1,672
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	3,100	3,852
[1]	Western Placer Unified School District COP	3.000%	8/1/23	600	615
	Western Placer Unified School District GO	5.000%	8/1/28	200	230
	Western Placer Unified School District GO	5.000%	8/1/29	200	230
	Western Placer Unified School District GO	5.000%	8/1/30	380	436
[2]	Western Placer Unified School District GO	4.000%	8/1/31	885	990
[2]	Western Placer Unified School District GO	4.000%	8/1/31	755	844
	Western Placer Unified School District GO	5.000%	8/1/31	565	646
[2]	Western Placer Unified School District GO	4.000%	8/1/32	920	1,025
[2]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,094
[2]	Western Placer Unified School District GO	4.000%	8/1/34	545	602
[2]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,131
[2]	Western Placer Unified School District GO	4.000%	8/1/35	630	695
[2]	Western Placer Unified School District GO	4.000%	8/1/36	1,070	1,180
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/22	340	345
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/23	125	130
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	409
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	325
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	497
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	267
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	460
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	477
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	261
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	348
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	479
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	576
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	344
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	628
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	570
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	601
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,306
[1]	Westlands Water District Water Revenue, ETM	5.000%	9/1/22	765	781
[1]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,000	1,021
[1]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,250	1,276
	Whittier Union High School District GO	4.000%	8/1/41	1,000	1,136
[1]	William S Hart Union High School District GO	0.000%	9/1/29	10	9
	William S Hart Union High School District GO	0.000%	8/1/33	570	436
	William S Hart Union High School District GO, Prere.	5.000%	9/1/22	1,835	1,874
	William S Hart Union High School District GO, Prere.	5.000%	9/1/22	1,085	1,108
	Yuba Community College District GO	3.000%	8/1/28	1,000	1,071
	Yuba Community College District GO	3.000%	8/1/29	2,000	2,130
					18,077,990
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	625	633
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,201
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,376
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,733
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,613
	Guam Government Waterworks Authority Water Revenue, Prere.	5.250%	7/1/23	4,000	4,215
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	451
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	160	164
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,814
	Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/22	1,340	1,379
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/22	1,605	1,641
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	1,943
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,568

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,945
				29,676
Puerto Rico (0.5%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	2,767	2,630
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,802	6,906
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,159	9,335
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,871	2,239
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	49,933	54,553
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,930	6,479
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	355	392

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	5,990	6,621
				89,155
Total Tax-Exempt Municipal Bonds (Cost $17,914,720)				18,196,821
Total Investments (100.8%) (Cost $17,914,720)				18,196,821
Other Assets and Liabilities—Net (-0.8%)				(151,993)
Net Assets (100%)				18,044,828
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Securities with a value of $3,262,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $446,298,000, representing 2.5% of net assets.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
10	Step bond.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	1,796	212,433	1,006

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2022	(692)	(97,799)	(1,036)
Ultra Long U.S. Treasury Bond	June 2022	(302)	(56,153)	(706)
				(1,742)
				(736)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	18,196,821	—	18,196,821
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,006	—	—	1,006
Liabilities
Futures Contracts[1]	1,742	—	—	1,742
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.